UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04443

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

March 31, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Short Duration Municipal Opportunities Fund

Class A EXMAX

Annual Shareholder Report March 31, 2026

This annual shareholder report contains important information about the Eaton Vance Short Duration Municipal Opportunities Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.66%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↑ An out-of-Index allocation to bonds with 15 years (12–17 years) remaining to maturity contributed to Index-relative returns during the period

↑ An overweight exposure and security selection in bonds with 4% coupon rates contributed to performance relative to the Index during the period

↑ An out-of-Index allocation to taxable municipal bonds contributed to Index-relative returns during the period

↓ An out-of-Index allocation to variable-rate demand notes detracted from performance relative to the Index during the period

↓ Security selection in the education sector detracted from Fund performance relative to the Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
3/16	$10,000	$10,000	$10,000
4/16	$9,725	$10,074	$10,046
5/16	$9,716	$10,101	$10,037
6/16	$9,834	$10,261	$10,122
7/16	$9,854	$10,268	$10,146
8/16	$9,856	$10,282	$10,141
9/16	$9,829	$10,230	$10,110
10/16	$9,782	$10,123	$10,064
11/16	$9,507	$9,745	$9,818
12/16	$9,536	$9,860	$9,876
1/17	$9,593	$9,925	$9,953
2/17	$9,670	$9,994	$10,019
3/17	$9,687	$10,015	$10,027
4/17	$9,753	$10,088	$10,086
5/17	$9,869	$10,248	$10,183
6/17	$9,837	$10,211	$10,149
7/17	$9,904	$10,294	$10,213
8/17	$9,991	$10,372	$10,268
9/17	$9,988	$10,320	$10,214
10/17	$9,956	$10,345	$10,218
11/17	$9,943	$10,289	$10,122
12/17	$9,980	$10,397	$10,176
1/18	$9,987	$10,275	$10,135
2/18	$9,985	$10,244	$10,115
3/18	$10,013	$10,282	$10,119
4/18	$10,001	$10,245	$10,090
5/18	$10,081	$10,362	$10,171
6/18	$10,101	$10,371	$10,199
7/18	$10,131	$10,396	$10,235
8/18	$10,160	$10,423	$10,239
9/18	$10,129	$10,356	$10,190
10/18	$10,097	$10,292	$10,171
11/18	$10,137	$10,406	$10,252
12/18	$10,197	$10,530	$10,348
1/19	$10,257	$10,610	$10,434
2/19	$10,307	$10,667	$10,479
3/19	$10,365	$10,835	$10,559
4/19	$10,394	$10,876	$10,568
5/19	$10,474	$11,026	$10,675
6/19	$10,502	$11,067	$10,722
7/19	$10,550	$11,156	$10,798
8/19	$10,630	$11,332	$10,873
9/19	$10,596	$11,241	$10,794
10/19	$10,623	$11,261	$10,834
11/19	$10,640	$11,289	$10,858
12/19	$10,661	$11,324	$10,889
1/20	$10,760	$11,527	$11,016
2/20	$10,859	$11,676	$11,085
3/20	$10,395	$11,252	$10,823
4/20	$10,222	$11,111	$10,802
5/20	$10,383	$11,465	$11,069
6/20	$10,555	$11,559	$11,113
7/20	$10,685	$11,754	$11,233
8/20	$10,709	$11,699	$11,217
9/20	$10,723	$11,701	$11,229
10/20	$10,715	$11,666	$11,206
11/20	$10,814	$11,842	$11,282
12/20	$10,893	$11,914	$11,321
1/21	$10,991	$11,990	$11,360
2/21	$10,930	$11,799	$11,256
3/21	$10,962	$11,872	$11,298
4/21	$11,017	$11,972	$11,345
5/21	$11,038	$12,008	$11,350
6/21	$11,069	$12,041	$11,356
7/21	$11,132	$12,140	$11,421
8/21	$11,120	$12,096	$11,410
9/21	$11,055	$12,009	$11,358
10/21	$11,032	$11,973	$11,328
11/21	$11,084	$12,075	$11,356
12/21	$11,083	$12,095	$11,370
1/22	$10,910	$11,764	$11,130
2/22	$10,845	$11,722	$11,097
3/22	$10,650	$11,342	$10,859
4/22	$10,500	$11,028	$10,691
5/22	$10,567	$11,192	$10,837
6/22	$10,506	$11,008	$10,798
7/22	$10,628	$11,299	$10,985
8/22	$10,514	$11,052	$10,821
9/22	$10,336	$10,627	$10,554
10/22	$10,311	$10,539	$10,532
11/22	$10,494	$11,032	$10,813
12/22	$10,515	$11,064	$10,857
1/23	$10,667	$11,381	$11,059
2/23	$10,559	$11,124	$10,868
3/23	$10,669	$11,371	$11,056
4/23	$10,670	$11,345	$11,015
5/23	$10,638	$11,247	$10,925
6/23	$10,685	$11,359	$10,996
7/23	$10,721	$11,404	$11,031
8/23	$10,658	$11,240	$10,958
9/23	$10,573	$10,911	$10,782
10/23	$10,544	$10,818	$10,766
11/23	$10,839	$11,504	$11,159
12/23	$10,967	$11,772	$11,326
1/24	$10,994	$11,712	$11,291
2/24	$11,022	$11,727	$11,299
3/24	$11,050	$11,726	$11,285
4/24	$11,009	$11,581	$11,197
5/24	$11,025	$11,547	$11,133
6/24	$11,133	$11,724	$11,250
7/24	$11,229	$11,831	$11,354
8/24	$11,326	$11,924	$11,479
9/24	$11,412	$12,042	$11,556
10/24	$11,337	$11,867	$11,437
11/24	$11,435	$12,072	$11,535
12/24	$11,395	$11,896	$11,455
1/25	$11,447	$11,956	$11,531
2/25	$11,546	$12,074	$11,629
3/25	$11,446	$11,869	$11,547
4/25	$11,419	$11,774	$11,486
5/25	$11,436	$11,781	$11,581
6/25	$11,525	$11,855	$11,678
7/25	$11,532	$11,831	$11,751
8/25	$11,632	$11,934	$11,843
9/25	$11,783	$12,210	$11,937
10/25	$11,872	$12,361	$11,968
11/25	$11,913	$12,390	$11,995
12/25	$11,942	$12,401	$12,029
1/26	$12,030	$12,517	$12,143
2/26	$12,156	$12,673	$12,249
3/26	$11,930	$12,379	$12,012

Average Annual Total Returns (%)Footnote Reference1

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	4.25%	1.71%	2.12%
Class A with 3.25% Maximum Sales Charge	0.85%	1.03%	1.78%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	4.03%	1.23%	1.85%
Footnote	Description
Footnote[1]	Performance prior to November 14, 2016 reflects the Fund's performance under its former investment objective and principal investment strategies. Please see the Fund's prospectus for further information.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$831,411,516
# of Portfolio Holdings	613
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$3,148,750

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	3.3%
Senior Living/Life Care	4.0%
Water and Sewer	5.4%
Lease Rev./Cert. of Participation	5.6%
Hospital	6.2%
Other Revenue	7.4%
Special Tax Revenue	8.4%
Industrial Development Revenue	8.8%
Transportation	8.8%
Education	9.1%
Housing	9.7%
General Obligations	23.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.1%
B	0.2%
BB	6.8%
BBB	6.1%
A	22.3%
AA	47.3%
AAA	12.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report March 31, 2026

EXMAX-TSR-AR

Eaton Vance Short Duration Municipal Opportunities Fund

Class C EZMAX

Annual Shareholder Report March 31, 2026

This annual shareholder report contains important information about the Eaton Vance Short Duration Municipal Opportunities Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$144	1.41%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↓ An out-of-Index allocation to variable-rate demand notes detracted from performance relative to the Index during the period

↓ Security selection in the education sector detracted from Fund performance relative to the Index during the period

↑ An out-of-Index allocation to bonds with 15 years (12–17 years) remaining to maturity contributed to Index-relative returns during the period

↑ An overweight exposure and security selection in bonds with 4% coupon rates contributed to performance relative to the Index during the period

↑ An out-of-Index allocation to taxable municipal bonds contributed to Index-relative returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
3/16	$10,000	$10,000	$10,000
4/16	$10,046	$10,074	$10,046
5/16	$10,030	$10,101	$10,037
6/16	$10,139	$10,261	$10,122
7/16	$10,154	$10,268	$10,146
8/16	$10,159	$10,282	$10,141
9/16	$10,122	$10,230	$10,110
10/16	$10,054	$10,123	$10,064
11/16	$9,772	$9,745	$9,818
12/16	$9,797	$9,860	$9,876
1/17	$9,851	$9,925	$9,953
2/17	$9,917	$9,994	$10,019
3/17	$9,927	$10,015	$10,027
4/17	$9,991	$10,088	$10,086
5/17	$10,098	$10,248	$10,183
6/17	$10,067	$10,211	$10,149
7/17	$10,132	$10,294	$10,213
8/17	$10,206	$10,372	$10,268
9/17	$10,207	$10,320	$10,214
10/17	$10,165	$10,345	$10,218
11/17	$10,144	$10,289	$10,122
12/17	$10,176	$10,397	$10,176
1/18	$10,177	$10,275	$10,135
2/18	$10,168	$10,244	$10,115
3/18	$10,190	$10,282	$10,119
4/18	$10,171	$10,245	$10,090
5/18	$10,237	$10,362	$10,171
6/18	$10,262	$10,371	$10,199
7/18	$10,286	$10,396	$10,235
8/18	$10,299	$10,423	$10,239
9/18	$10,269	$10,356	$10,190
10/18	$10,228	$10,292	$10,171
11/18	$10,264	$10,406	$10,252
12/18	$10,320	$10,530	$10,348
1/19	$10,376	$10,610	$10,434
2/19	$10,411	$10,667	$10,479
3/19	$10,475	$10,835	$10,559
4/19	$10,487	$10,876	$10,568
5/19	$10,564	$11,026	$10,675
6/19	$10,598	$11,067	$10,722
7/19	$10,630	$11,156	$10,798
8/19	$10,695	$11,332	$10,873
9/19	$10,663	$11,241	$10,794
10/19	$10,684	$11,261	$10,834
11/19	$10,694	$11,289	$10,858
12/19	$10,709	$11,324	$10,889
1/20	$10,805	$11,527	$11,016
2/20	$10,891	$11,676	$11,085
3/20	$10,419	$11,252	$10,823
4/20	$10,242	$11,111	$10,802
5/20	$10,393	$11,465	$11,069
6/20	$10,566	$11,559	$11,113
7/20	$10,683	$11,754	$11,233
8/20	$10,700	$11,699	$11,217
9/20	$10,707	$11,701	$11,229
10/20	$10,703	$11,666	$11,206
11/20	$10,788	$11,842	$11,282
12/20	$10,852	$11,914	$11,321
1/21	$10,957	$11,990	$11,360
2/21	$10,886	$11,799	$11,256
3/21	$10,913	$11,872	$11,298
4/21	$10,951	$11,972	$11,345
5/21	$10,977	$12,008	$11,350
6/21	$11,002	$12,041	$11,356
7/21	$11,049	$12,140	$11,421
8/21	$11,029	$12,096	$11,410
9/21	$10,965	$12,009	$11,358
10/21	$10,934	$11,973	$11,328
11/21	$10,970	$12,075	$11,356
12/21	$10,962	$12,095	$11,370
1/22	$10,786	$11,764	$11,130
2/22	$10,723	$11,722	$11,097
3/22	$10,526	$11,342	$10,859
4/22	$10,365	$11,028	$10,691
5/22	$10,427	$11,192	$10,837
6/22	$10,357	$11,008	$10,798
7/22	$10,476	$11,299	$10,985
8/22	$10,351	$11,052	$10,821
9/22	$10,172	$10,627	$10,554
10/22	$10,138	$10,539	$10,532
11/22	$10,319	$11,032	$10,813
12/22	$10,333	$11,064	$10,857
1/23	$10,471	$11,381	$11,059
2/23	$10,353	$11,124	$10,868
3/23	$10,458	$11,371	$11,056
4/23	$10,463	$11,345	$11,015
5/23	$10,411	$11,247	$10,925
6/23	$10,463	$11,359	$10,996
7/23	$10,481	$11,404	$11,031
8/23	$10,420	$11,240	$10,958
9/23	$10,326	$10,911	$10,782
10/23	$10,288	$10,818	$10,766
11/23	$10,570	$11,504	$11,159
12/23	$10,693	$11,772	$11,326
1/24	$10,712	$11,712	$11,291
2/24	$10,733	$11,727	$11,299
3/24	$10,753	$11,726	$11,285
4/24	$10,716	$11,581	$11,197
5/24	$10,713	$11,547	$11,133
6/24	$10,814	$11,724	$11,250
7/24	$10,903	$11,831	$11,354
8/24	$10,994	$11,924	$11,479
9/24	$11,061	$12,042	$11,556
10/24	$10,977	$11,867	$11,437
11/24	$11,080	$12,072	$11,535
12/24	$11,019	$11,896	$11,455
1/25	$11,064	$11,956	$11,531
2/25	$11,156	$12,074	$11,629
3/25	$11,047	$11,869	$11,547
4/25	$11,023	$11,774	$11,486
5/25	$11,032	$11,781	$11,581
6/25	$11,114	$11,855	$11,678
7/25	$11,112	$11,831	$11,751
8/25	$11,193	$11,934	$11,843
9/25	$11,336	$12,210	$11,937
10/25	$11,417	$12,361	$11,968
11/25	$11,438	$12,390	$11,995
12/25	$11,471	$12,401	$12,029
1/26	$11,538	$12,517	$12,143
2/26	$11,657	$12,673	$12,249
3/26	$11,448	$12,379	$12,012

Average Annual Total Returns (%)Footnote Reference1

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	3.63%	0.96%	1.36%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	2.63%	0.96%	1.36%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	4.03%	1.23%	1.85%
Footnote	Description
Footnote[1]	Performance prior to November 14, 2016 reflects the Fund's performance under its former investment objective and principal investment strategies. Please see the Fund's prospectus for further information.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$831,411,516
# of Portfolio Holdings	613
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$3,148,750

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	3.3%
Senior Living/Life Care	4.0%
Water and Sewer	5.4%
Lease Rev./Cert. of Participation	5.6%
Hospital	6.2%
Other Revenue	7.4%
Special Tax Revenue	8.4%
Industrial Development Revenue	8.8%
Transportation	8.8%
Education	9.1%
Housing	9.7%
General Obligations	23.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.1%
B	0.2%
BB	6.8%
BBB	6.1%
A	22.3%
AA	47.3%
AAA	12.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report March 31, 2026

EZMAX-TSR-AR

Eaton Vance Short Duration Municipal Opportunities Fund

Class I EMAIX

Annual Shareholder Report March 31, 2026

This annual shareholder report contains important information about the Eaton Vance Short Duration Municipal Opportunities Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.51%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↑ An out-of-Index allocation to bonds with 15 years (12–17 years) remaining to maturity contributed to Index-relative returns during the period

↑ An overweight exposure and security selection in bonds with 4% coupon rates contributed to performance relative to the Index during the period

↑ An out-of-Index allocation to taxable municipal bonds contributed to Index-relative returns during the period

↓ An out-of-Index allocation to variable-rate demand notes detracted from performance relative to the Index during the period

↓ Security selection in the education sector detracted from Fund performance relative to the Index during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
3/16	$1,000,000	$1,000,000	$1,000,000
4/16	$1,005,247	$1,007,353	$1,004,632
5/16	$1,004,516	$1,010,078	$1,003,716
6/16	$1,016,776	$1,026,147	$1,012,168
7/16	$1,019,049	$1,026,773	$1,014,645
8/16	$1,019,361	$1,028,159	$1,014,071
9/16	$1,016,669	$1,023,027	$1,011,021
10/16	$1,011,907	$1,012,295	$1,006,401
11/16	$983,427	$974,541	$981,835
12/16	$986,567	$985,982	$987,588
1/17	$992,682	$992,482	$995,316
2/17	$1,000,743	$999,374	$1,001,862
3/17	$1,002,636	$1,001,543	$1,002,690
4/17	$1,009,558	$1,008,810	$1,008,643
5/17	$1,021,708	$1,024,821	$1,018,291
6/17	$1,018,556	$1,021,145	$1,014,860
7/17	$1,025,599	$1,029,407	$1,021,334
8/17	$1,034,729	$1,037,241	$1,026,780
9/17	$1,034,560	$1,031,967	$1,021,448
10/17	$1,031,351	$1,034,486	$1,021,798
11/17	$1,030,106	$1,028,947	$1,012,188
12/17	$1,035,102	$1,039,702	$1,017,558
1/18	$1,034,955	$1,027,461	$1,013,515
2/18	$1,034,913	$1,024,391	$1,011,531
3/18	$1,037,878	$1,028,172	$1,011,881
4/18	$1,037,858	$1,024,503	$1,008,966
5/18	$1,045,214	$1,036,235	$1,017,113
6/18	$1,047,470	$1,037,119	$1,019,934
7/18	$1,050,668	$1,039,636	$1,023,527
8/18	$1,053,830	$1,042,306	$1,023,917
9/18	$1,050,669	$1,035,558	$1,019,041
10/18	$1,047,515	$1,029,181	$1,017,100
11/18	$1,052,883	$1,040,572	$1,025,233
12/18	$1,059,283	$1,053,031	$1,034,750
1/19	$1,065,632	$1,060,991	$1,043,351
2/19	$1,069,852	$1,066,672	$1,047,932
3/19	$1,077,046	$1,083,534	$1,055,883
4/19	$1,079,164	$1,087,606	$1,056,794
5/19	$1,087,607	$1,102,600	$1,067,511
6/19	$1,091,778	$1,106,671	$1,072,174
7/19	$1,096,903	$1,115,590	$1,079,814
8/19	$1,104,232	$1,133,187	$1,087,335
9/19	$1,101,881	$1,124,103	$1,079,385
10/19	$1,103,795	$1,126,118	$1,083,353
11/19	$1,105,630	$1,128,934	$1,085,782
12/19	$1,108,043	$1,132,381	$1,088,905
1/20	$1,119,515	$1,152,726	$1,101,648
2/20	$1,128,890	$1,167,591	$1,108,536
3/20	$1,080,735	$1,125,239	$1,082,276
4/20	$1,062,866	$1,111,117	$1,080,173
5/20	$1,079,812	$1,146,463	$1,106,921
6/20	$1,098,954	$1,155,899	$1,111,287
7/20	$1,111,490	$1,175,367	$1,123,260
8/20	$1,114,114	$1,169,852	$1,121,689
9/20	$1,116,751	$1,170,100	$1,122,883
10/20	$1,116,080	$1,166,586	$1,120,606
11/20	$1,126,540	$1,184,190	$1,128,196
12/20	$1,133,847	$1,191,404	$1,132,129
1/21	$1,145,260	$1,198,996	$1,136,017
2/21	$1,139,019	$1,179,946	$1,125,574
3/21	$1,142,567	$1,187,223	$1,129,765
4/21	$1,147,248	$1,197,181	$1,134,506
5/21	$1,150,701	$1,200,753	$1,135,029
6/21	$1,154,149	$1,204,050	$1,135,564
7/21	$1,159,741	$1,214,036	$1,142,097
8/21	$1,158,618	$1,209,580	$1,140,997
9/21	$1,153,057	$1,200,851	$1,135,808
10/21	$1,149,699	$1,197,340	$1,132,822
11/21	$1,155,324	$1,207,533	$1,135,592
12/21	$1,155,361	$1,209,481	$1,136,974
1/22	$1,137,397	$1,176,374	$1,113,019
2/22	$1,131,874	$1,172,159	$1,109,718
3/22	$1,111,716	$1,134,161	$1,085,939
4/22	$1,096,244	$1,102,791	$1,069,130
5/22	$1,102,225	$1,119,173	$1,083,705
6/22	$1,096,005	$1,100,843	$1,079,753
7/22	$1,110,032	$1,129,929	$1,098,498
8/22	$1,098,274	$1,105,165	$1,082,128
9/22	$1,079,786	$1,062,748	$1,055,411
10/22	$1,077,282	$1,053,910	$1,053,214
11/22	$1,096,547	$1,103,205	$1,081,252
12/22	$1,098,888	$1,106,363	$1,085,652
1/23	$1,114,946	$1,138,144	$1,105,909
2/23	$1,102,584	$1,112,408	$1,086,813
3/23	$1,115,384	$1,137,090	$1,105,636
4/23	$1,115,609	$1,134,492	$1,101,463
5/23	$1,111,272	$1,124,661	$1,092,477
6/23	$1,117,439	$1,135,927	$1,099,632
7/23	$1,120,275	$1,140,421	$1,103,118
8/23	$1,114,958	$1,124,003	$1,095,844
9/23	$1,106,171	$1,091,060	$1,078,192
10/23	$1,102,104	$1,081,775	$1,076,557
11/23	$1,133,109	$1,150,447	$1,115,915
12/23	$1,147,821	$1,177,186	$1,132,596
1/24	$1,150,824	$1,171,174	$1,129,108
2/24	$1,152,697	$1,172,678	$1,129,913
3/24	$1,155,711	$1,172,641	$1,128,509
4/24	$1,152,831	$1,158,118	$1,119,743
5/24	$1,153,471	$1,154,721	$1,113,301
6/24	$1,166,031	$1,172,420	$1,124,997
7/24	$1,176,264	$1,183,106	$1,135,377
8/24	$1,186,583	$1,192,437	$1,147,923
9/24	$1,195,747	$1,204,223	$1,155,632
10/24	$1,186,862	$1,186,664	$1,143,716
11/24	$1,198,465	$1,207,162	$1,153,513
12/24	$1,193,170	$1,189,588	$1,145,458
1/25	$1,198,813	$1,195,550	$1,153,055
2/25	$1,209,310	$1,207,404	$1,162,920
3/25	$1,199,002	$1,186,941	$1,154,687
4/25	$1,196,266	$1,177,379	$1,148,632
5/25	$1,199,487	$1,178,135	$1,158,091
6/25	$1,207,732	$1,185,469	$1,167,846
7/25	$1,209,824	$1,183,075	$1,175,066
8/25	$1,219,260	$1,193,358	$1,184,329
9/25	$1,236,487	$1,220,994	$1,193,683
10/25	$1,244,678	$1,236,137	$1,196,848
11/25	$1,249,141	$1,238,973	$1,199,546
12/25	$1,252,388	$1,240,088	$1,202,886
1/26	$1,261,761	$1,251,726	$1,214,328
2/26	$1,275,118	$1,267,326	$1,224,876
3/26	$1,253,054	$1,237,891	$1,201,211

Average Annual Total Returns (%)Footnote Reference1

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	4.51%	1.86%	2.28%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	4.03%	1.23%	1.85%
Footnote	Description
Footnote[1]	Performance prior to November 14, 2016 reflects the Fund's performance under its former investment objective and principal investment strategies. Please see the Fund's prospectus for further information.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$831,411,516
# of Portfolio Holdings	613
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$3,148,750

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	3.3%
Senior Living/Life Care	4.0%
Water and Sewer	5.4%
Lease Rev./Cert. of Participation	5.6%
Hospital	6.2%
Other Revenue	7.4%
Special Tax Revenue	8.4%
Industrial Development Revenue	8.8%
Transportation	8.8%
Education	9.1%
Housing	9.7%
General Obligations	23.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.1%
B	0.2%
BB	6.8%
BBB	6.1%
A	22.3%
AA	47.3%
AAA	12.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report March 31, 2026

EMAIX-TSR-AR

Eaton Vance National Limited Maturity Municipal Income Fund

Class A EXNAX

Annual Shareholder Report March 31, 2026

This annual shareholder report contains important information about the Eaton Vance National Limited Maturity Municipal Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	0.69%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↓ An out-of-Index allocation to variable-rate demand notes detracted from performance relative to the Index during the period

↓ Security selection within the water and sewer sector detracted from Fund performance relative to the Index during the period

↓ Security selection in bonds subject to alternative minimum tax detracted from Fund performance relative to the Index during the period

↑  An out-of-Index allocation to bonds with 15 years (12–17 years) remaining to maturity contributed to Index-relative returns during the period

↑ An overweight exposure and security selection in bonds with 4% coupon rates contributed to performance relative to the Index during the period

↑ An out-of-Index allocation to taxable municipal bonds contributed to Index-relative returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
3/16	$10,000	$10,000	$10,000
4/16	$9,736	$10,074	$10,046
5/16	$9,729	$10,101	$10,037
6/16	$9,838	$10,261	$10,122
7/16	$9,852	$10,268	$10,146
8/16	$9,845	$10,282	$10,141
9/16	$9,810	$10,230	$10,110
10/16	$9,745	$10,123	$10,064
11/16	$9,449	$9,745	$9,818
12/16	$9,501	$9,860	$9,876
1/17	$9,562	$9,925	$9,953
2/17	$9,625	$9,994	$10,019
3/17	$9,647	$10,015	$10,027
4/17	$9,719	$10,088	$10,086
5/17	$9,830	$10,248	$10,183
6/17	$9,793	$10,211	$10,149
7/17	$9,865	$10,294	$10,213
8/17	$9,927	$10,372	$10,268
9/17	$9,881	$10,320	$10,214
10/17	$9,883	$10,345	$10,218
11/17	$9,806	$10,289	$10,122
12/17	$9,859	$10,397	$10,176
1/18	$9,811	$10,275	$10,135
2/18	$9,794	$10,244	$10,115
3/18	$9,797	$10,282	$10,119
4/18	$9,769	$10,245	$10,090
5/18	$9,842	$10,362	$10,171
6/18	$9,864	$10,371	$10,199
7/18	$9,887	$10,396	$10,235
8/18	$9,889	$10,423	$10,239
9/18	$9,852	$10,356	$10,190
10/18	$9,813	$10,292	$10,171
11/18	$9,878	$10,406	$10,252
12/18	$9,952	$10,530	$10,348
1/19	$10,027	$10,610	$10,434
2/19	$10,071	$10,667	$10,479
3/19	$10,135	$10,835	$10,559
4/19	$10,148	$10,876	$10,568
5/19	$10,233	$11,026	$10,675
6/19	$10,276	$11,067	$10,722
7/19	$10,339	$11,156	$10,798
8/19	$10,424	$11,332	$10,873
9/19	$10,362	$11,241	$10,794
10/19	$10,383	$11,261	$10,834
11/19	$10,406	$11,289	$10,858
12/19	$10,429	$11,324	$10,889
1/20	$10,545	$11,527	$11,016
2/20	$10,631	$11,676	$11,085
3/20	$10,304	$11,252	$10,823
4/20	$10,199	$11,111	$10,802
5/20	$10,391	$11,465	$11,069
6/20	$10,509	$11,559	$11,113
7/20	$10,616	$11,754	$11,233
8/20	$10,615	$11,699	$11,217
9/20	$10,624	$11,701	$11,229
10/20	$10,622	$11,666	$11,206
11/20	$10,695	$11,842	$11,282
12/20	$10,768	$11,914	$11,321
1/21	$10,828	$11,990	$11,360
2/21	$10,748	$11,799	$11,256
3/21	$10,764	$11,872	$11,298
4/21	$10,801	$11,972	$11,345
5/21	$10,827	$12,008	$11,350
6/21	$10,841	$12,041	$11,356
7/21	$10,887	$12,140	$11,421
8/21	$10,867	$12,096	$11,410
9/21	$10,827	$12,009	$11,358
10/21	$10,796	$11,973	$11,328
11/21	$10,831	$12,075	$11,356
12/21	$10,832	$12,095	$11,370
1/22	$10,668	$11,764	$11,130
2/22	$10,627	$11,722	$11,097
3/22	$10,453	$11,342	$10,859
4/22	$10,325	$11,028	$10,691
5/22	$10,395	$11,192	$10,837
6/22	$10,356	$11,008	$10,798
7/22	$10,473	$11,299	$10,985
8/22	$10,346	$11,052	$10,821
9/22	$10,200	$10,627	$10,554
10/22	$10,179	$10,539	$10,532
11/22	$10,358	$11,032	$10,813
12/22	$10,382	$11,064	$10,857
1/23	$10,529	$11,381	$11,059
2/23	$10,407	$11,124	$10,868
3/23	$10,534	$11,371	$11,056
4/23	$10,525	$11,345	$11,015
5/23	$10,482	$11,247	$10,925
6/23	$10,531	$11,359	$10,996
7/23	$10,558	$11,404	$11,031
8/23	$10,528	$11,240	$10,958
9/23	$10,418	$10,911	$10,782
10/23	$10,388	$10,818	$10,766
11/23	$10,681	$11,504	$11,159
12/23	$10,802	$11,772	$11,326
1/24	$10,807	$11,712	$11,291
2/24	$10,836	$11,727	$11,299
3/24	$10,854	$11,726	$11,285
4/24	$10,813	$11,581	$11,197
5/24	$10,808	$11,547	$11,133
6/24	$10,910	$11,724	$11,250
7/24	$10,988	$11,831	$11,354
8/24	$11,065	$11,924	$11,479
9/24	$11,132	$12,042	$11,556
10/24	$11,055	$11,867	$11,437
11/24	$11,157	$12,072	$11,535
12/24	$11,104	$11,896	$11,455
1/25	$11,156	$11,956	$11,531
2/25	$11,232	$12,074	$11,629
3/25	$11,140	$11,869	$11,547
4/25	$11,098	$11,774	$11,486
5/25	$11,127	$11,781	$11,581
6/25	$11,205	$11,855	$11,678
7/25	$11,222	$11,831	$11,751
8/25	$11,300	$11,934	$11,843
9/25	$11,446	$12,210	$11,937
10/25	$11,514	$12,361	$11,968
11/25	$11,544	$12,390	$11,995
12/25	$11,562	$12,401	$12,029
1/26	$11,652	$12,517	$12,143
2/26	$11,756	$12,673	$12,249
3/26	$11,562	$12,379	$12,012

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	3.78%	1.44%	1.80%
Class A with 3.25% Maximum Sales Charge	0.42%	0.78%	1.46%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	4.03%	1.23%	1.85%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$469,610,527
# of Portfolio Holdings	264
Portfolio Turnover Rate	65%
Total Advisory Fees Paid	$2,026,322

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.4%
Electric Utilities	4.5%
Lease Rev./Cert. of Participation	5.0%
Industrial Development Revenue	5.5%
Hospital	6.0%
Education	6.7%
Special Tax Revenue	7.5%
Water and Sewer	8.5%
Other Revenue	9.1%
Housing	9.1%
General Obligations	15.9%
Transportation	17.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	4.5%
B	0.3%
BB	2.4%
BBB	2.5%
A	22.7%
AA	56.1%
AAA	11.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report March 31, 2026

EXNAX-TSR-AR

Eaton Vance National Limited Maturity Municipal Income Fund

Class C EZNAX

Annual Shareholder Report March 31, 2026

This annual shareholder report contains important information about the Eaton Vance National Limited Maturity Municipal Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$147	1.45%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↓ An out-of-Index allocation to variable-rate demand notes detracted from performance relative to the Index during the period

↓ Security selection within the water and sewer sector detracted from Fund performance relative to the Index during the period

↓ Security selection in bonds subject to alternative minimum tax detracted from Fund performance relative to the Index during the period

↑  An out-of-Index allocation to bonds with 15 years (12–17 years) remaining to maturity contributed to Index-relative returns during the period

↑ An overweight exposure and security selection in bonds with 4% coupon rates contributed to performance relative to the Index during the period

↑ An out-of-Index allocation to taxable municipal bonds contributed to Index-relative returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
3/16	$10,000	$10,000	$10,000
4/16	$10,049	$10,074	$10,046
5/16	$10,044	$10,101	$10,037
6/16	$10,146	$10,261	$10,122
7/16	$10,152	$10,268	$10,146
8/16	$10,148	$10,282	$10,141
9/16	$10,101	$10,230	$10,110
10/16	$10,033	$10,123	$10,064
11/16	$9,722	$9,745	$9,818
12/16	$9,771	$9,860	$9,876
1/17	$9,831	$9,925	$9,953
2/17	$9,881	$9,994	$10,019
3/17	$9,898	$10,015	$10,027
4/17	$9,969	$10,088	$10,086
5/17	$10,071	$10,248	$10,183
6/17	$10,034	$10,211	$10,149
7/17	$10,094	$10,294	$10,213
8/17	$10,154	$10,372	$10,268
9/17	$10,096	$10,320	$10,214
10/17	$10,090	$10,345	$10,218
11/17	$10,009	$10,289	$10,122
12/17	$10,048	$10,397	$10,176
1/18	$9,999	$10,275	$10,135
2/18	$9,973	$10,244	$10,115
3/18	$9,968	$10,282	$10,119
4/18	$9,941	$10,245	$10,090
5/18	$10,001	$10,362	$10,171
6/18	$10,018	$10,371	$10,199
7/18	$10,046	$10,396	$10,235
8/18	$10,040	$10,423	$10,239
9/18	$9,992	$10,356	$10,190
10/18	$9,954	$10,292	$10,171
11/18	$10,004	$10,406	$10,252
12/18	$10,077	$10,530	$10,348
1/19	$10,149	$10,610	$10,434
2/19	$10,179	$10,667	$10,479
3/19	$10,240	$10,835	$10,559
4/19	$10,245	$10,876	$10,568
5/19	$10,329	$11,026	$10,675
6/19	$10,367	$11,067	$10,722
7/19	$10,428	$11,156	$10,798
8/19	$10,499	$11,332	$10,873
9/19	$10,436	$11,241	$10,794
10/19	$10,451	$11,261	$10,834
11/19	$10,467	$11,289	$10,858
12/19	$10,484	$11,324	$10,889
1/20	$10,589	$11,527	$11,016
2/20	$10,673	$11,676	$11,085
3/20	$10,337	$11,252	$10,823
4/20	$10,229	$11,111	$10,802
5/20	$10,415	$11,465	$11,069
6/20	$10,521	$11,559	$11,113
7/20	$10,627	$11,754	$11,233
8/20	$10,618	$11,699	$11,217
9/20	$10,621	$11,701	$11,229
10/20	$10,610	$11,666	$11,206
11/20	$10,680	$11,842	$11,282
12/20	$10,737	$11,914	$11,321
1/21	$10,794	$11,990	$11,360
2/21	$10,713	$11,799	$11,256
3/21	$10,710	$11,872	$11,298
4/21	$10,754	$11,972	$11,345
5/21	$10,773	$12,008	$11,350
6/21	$10,769	$12,041	$11,356
7/21	$10,821	$12,140	$11,421
8/21	$10,793	$12,096	$11,410
9/21	$10,742	$12,009	$11,358
10/21	$10,713	$11,973	$11,328
11/21	$10,731	$12,075	$11,356
12/21	$10,726	$12,095	$11,370
1/22	$10,557	$11,764	$11,130
2/22	$10,506	$11,722	$11,097
3/22	$10,338	$11,342	$10,859
4/22	$10,196	$11,028	$10,691
5/22	$10,262	$11,192	$10,837
6/22	$10,214	$11,008	$10,798
7/22	$10,329	$11,299	$10,985
8/22	$10,200	$11,052	$10,821
9/22	$10,039	$10,627	$10,554
10/22	$10,021	$10,539	$10,532
11/22	$10,189	$11,032	$10,813
12/22	$10,206	$11,064	$10,857
1/23	$10,340	$11,381	$11,059
2/23	$10,217	$11,124	$10,868
3/23	$10,330	$11,371	$11,056
4/23	$10,312	$11,345	$11,015
5/23	$10,271	$11,247	$10,925
6/23	$10,314	$11,359	$10,996
7/23	$10,335	$11,404	$11,031
8/23	$10,294	$11,240	$10,958
9/23	$10,184	$10,911	$10,782
10/23	$10,157	$10,818	$10,766
11/23	$10,417	$11,504	$11,159
12/23	$10,535	$11,772	$11,326
1/24	$10,544	$11,712	$11,291
2/24	$10,554	$11,727	$11,299
3/24	$10,563	$11,726	$11,285
4/24	$10,525	$11,581	$11,197
5/24	$10,510	$11,547	$11,133
6/24	$10,608	$11,724	$11,250
7/24	$10,668	$11,831	$11,354
8/24	$10,739	$11,924	$11,479
9/24	$10,799	$12,042	$11,556
10/24	$10,724	$11,867	$11,437
11/24	$10,820	$12,072	$11,535
12/24	$10,756	$11,896	$11,455
1/25	$10,789	$11,956	$11,531
2/25	$10,860	$12,074	$11,629
3/25	$10,768	$11,869	$11,547
4/25	$10,717	$11,774	$11,486
5/25	$10,738	$11,781	$11,581
6/25	$10,810	$11,855	$11,678
7/25	$10,819	$11,831	$11,751
8/25	$10,890	$11,934	$11,843
9/25	$11,018	$12,210	$11,937
10/25	$11,079	$12,361	$11,968
11/25	$11,101	$12,390	$11,995
12/25	$11,110	$12,401	$12,029
1/26	$11,181	$12,517	$12,143
2/26	$11,279	$12,673	$12,249
3/26	$11,096	$12,379	$12,012

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	3.04%	0.71%	1.05%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	2.04%	0.71%	1.05%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	4.03%	1.23%	1.85%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$469,610,527
# of Portfolio Holdings	264
Portfolio Turnover Rate	65%
Total Advisory Fees Paid	$2,026,322

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.4%
Electric Utilities	4.5%
Lease Rev./Cert. of Participation	5.0%
Industrial Development Revenue	5.5%
Hospital	6.0%
Education	6.7%
Special Tax Revenue	7.5%
Water and Sewer	8.5%
Other Revenue	9.1%
Housing	9.1%
General Obligations	15.9%
Transportation	17.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	4.5%
B	0.3%
BB	2.4%
BBB	2.5%
A	22.7%
AA	56.1%
AAA	11.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report March 31, 2026

EZNAX-TSR-AR

Eaton Vance National Limited Maturity Municipal Income Fund

Class I EINAX

Annual Shareholder Report March 31, 2026

This annual shareholder report contains important information about the Eaton Vance National Limited Maturity Municipal Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	0.54%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↓ An out-of-Index allocation to variable-rate demand notes detracted from performance relative to the Index during the period

↓ Security selection within the water and sewer sector detracted from Fund performance relative to the Index during the period

↓ Security selection in bonds subject to alternative minimum tax detracted from Fund performance relative to the Index during the period

↑  An out-of-Index allocation to bonds with 15 years (12–17 years) remaining to maturity contributed to Index-relative returns during the period

↑ An overweight exposure and security selection in bonds with 4% coupon rates contributed to performance relative to the Index during the period

↑ An out-of-Index allocation to taxable municipal bonds contributed to Index-relative returns during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
3/16	$1,000,000	$1,000,000	$1,000,000
4/16	$1,005,397	$1,007,353	$1,004,632
5/16	$1,004,881	$1,010,078	$1,003,716
6/16	$1,016,263	$1,026,147	$1,012,168
7/16	$1,017,756	$1,026,773	$1,014,645
8/16	$1,018,219	$1,028,159	$1,014,071
9/16	$1,013,696	$1,023,027	$1,011,021
10/16	$1,007,149	$1,012,295	$1,006,401
11/16	$977,686	$974,541	$981,835
12/16	$983,182	$985,982	$987,588
1/17	$989,644	$992,482	$995,316
2/17	$996,189	$999,374	$1,001,862
3/17	$997,625	$1,001,543	$1,002,690
4/17	$1,005,188	$1,008,810	$1,008,643
5/17	$1,016,757	$1,024,821	$1,018,291
6/17	$1,014,139	$1,021,145	$1,014,860
7/17	$1,020,689	$1,029,407	$1,021,334
8/17	$1,027,238	$1,037,241	$1,026,780
9/17	$1,022,620	$1,031,967	$1,021,448
10/17	$1,022,970	$1,034,486	$1,021,798
11/17	$1,015,106	$1,028,947	$1,012,188
12/17	$1,020,660	$1,039,702	$1,017,558
1/18	$1,015,869	$1,027,461	$1,013,515
2/18	$1,014,237	$1,024,391	$1,011,531
3/18	$1,014,626	$1,028,172	$1,011,881
4/18	$1,011,864	$1,024,503	$1,008,966
5/18	$1,019,526	$1,036,235	$1,017,113
6/18	$1,021,989	$1,037,119	$1,019,934
7/18	$1,024,515	$1,039,636	$1,023,527
8/18	$1,024,872	$1,042,306	$1,023,917
9/18	$1,021,090	$1,035,558	$1,019,041
10/18	$1,018,305	$1,029,181	$1,017,100
11/18	$1,024,036	$1,040,572	$1,025,233
12/18	$1,031,875	$1,053,031	$1,034,750
1/19	$1,039,752	$1,060,991	$1,043,351
2/19	$1,044,499	$1,066,672	$1,047,932
3/19	$1,051,252	$1,083,534	$1,055,883
4/19	$1,052,693	$1,087,606	$1,056,794
5/19	$1,062,699	$1,102,600	$1,067,511
6/19	$1,067,297	$1,106,671	$1,072,174
7/19	$1,072,965	$1,115,590	$1,079,814
8/19	$1,081,841	$1,133,187	$1,087,335
9/19	$1,076,617	$1,124,103	$1,079,385
10/19	$1,079,028	$1,126,118	$1,083,353
11/19	$1,080,403	$1,128,934	$1,085,782
12/19	$1,082,955	$1,132,381	$1,088,905
1/20	$1,095,168	$1,152,726	$1,101,648
2/20	$1,104,189	$1,167,591	$1,108,536
3/20	$1,070,312	$1,125,239	$1,082,276
4/20	$1,060,638	$1,111,117	$1,080,173
5/20	$1,080,822	$1,146,463	$1,106,921
6/20	$1,092,013	$1,155,899	$1,111,287
7/20	$1,104,381	$1,175,367	$1,123,260
8/20	$1,103,353	$1,169,852	$1,121,689
9/20	$1,104,474	$1,170,100	$1,122,883
10/20	$1,104,370	$1,166,586	$1,120,606
11/20	$1,112,104	$1,184,190	$1,128,196
12/20	$1,119,770	$1,191,404	$1,132,129
1/21	$1,126,232	$1,198,996	$1,136,017
2/21	$1,118,056	$1,179,946	$1,125,574
3/21	$1,119,822	$1,187,223	$1,129,765
4/21	$1,124,964	$1,197,181	$1,134,506
5/21	$1,126,640	$1,200,753	$1,135,029
6/21	$1,128,297	$1,204,050	$1,135,564
7/21	$1,134,301	$1,214,036	$1,142,097
8/21	$1,132,421	$1,209,580	$1,140,997
9/21	$1,127,172	$1,200,851	$1,135,808
10/21	$1,125,233	$1,197,340	$1,132,822
11/21	$1,129,012	$1,207,533	$1,135,592
12/21	$1,128,194	$1,209,481	$1,136,974
1/22	$1,111,274	$1,176,374	$1,113,019
2/22	$1,107,136	$1,172,159	$1,109,718
3/22	$1,090,266	$1,134,161	$1,085,939
4/22	$1,075,851	$1,102,791	$1,069,130
5/22	$1,083,326	$1,119,173	$1,083,705
6/22	$1,079,432	$1,100,843	$1,079,753
7/22	$1,091,706	$1,129,929	$1,098,498
8/22	$1,079,828	$1,105,165	$1,082,128
9/22	$1,063,525	$1,062,748	$1,055,411
10/22	$1,062,621	$1,053,910	$1,053,214
11/22	$1,080,315	$1,103,205	$1,081,252
12/22	$1,082,941	$1,106,363	$1,085,652
1/23	$1,098,358	$1,138,144	$1,105,909
2/23	$1,087,013	$1,112,408	$1,086,813
3/23	$1,099,170	$1,137,090	$1,105,636
4/23	$1,098,369	$1,134,492	$1,101,463
5/23	$1,095,198	$1,124,661	$1,092,477
6/23	$1,100,452	$1,135,927	$1,099,632
7/23	$1,102,280	$1,140,421	$1,103,118
8/23	$1,100,410	$1,124,003	$1,095,844
9/23	$1,089,071	$1,091,060	$1,078,192
10/23	$1,086,117	$1,081,775	$1,076,557
11/23	$1,115,632	$1,150,447	$1,115,915
12/23	$1,128,439	$1,177,186	$1,132,596
1/24	$1,130,324	$1,171,174	$1,129,108
2/24	$1,132,284	$1,172,678	$1,129,913
3/24	$1,134,253	$1,172,641	$1,128,509
4/24	$1,131,386	$1,158,118	$1,119,743
5/24	$1,130,926	$1,154,721	$1,113,301
6/24	$1,140,553	$1,172,420	$1,124,997
7/24	$1,148,818	$1,183,106	$1,135,377
8/24	$1,158,289	$1,192,437	$1,147,923
9/24	$1,165,427	$1,204,223	$1,155,632
10/24	$1,157,568	$1,186,664	$1,143,716
11/24	$1,168,343	$1,207,162	$1,153,513
12/24	$1,161,664	$1,189,588	$1,145,458
1/25	$1,167,256	$1,195,550	$1,153,055
2/25	$1,176,626	$1,207,404	$1,162,920
3/25	$1,167,141	$1,186,941	$1,154,687
4/25	$1,162,937	$1,177,379	$1,148,632
5/25	$1,166,115	$1,178,135	$1,158,091
6/25	$1,173,154	$1,185,469	$1,167,846
7/25	$1,175,108	$1,183,075	$1,175,066
8/25	$1,183,433	$1,193,358	$1,184,329
9/25	$1,198,806	$1,220,994	$1,193,683
10/25	$1,206,148	$1,236,137	$1,196,848
11/25	$1,209,421	$1,238,973	$1,199,546
12/25	$1,212,722	$1,240,088	$1,202,886
1/26	$1,220,998	$1,251,726	$1,214,328
2/26	$1,232,026	$1,267,326	$1,224,876
3/26	$1,213,088	$1,237,891	$1,201,211

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	3.94%	1.61%	1.95%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	4.03%	1.23%	1.85%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$469,610,527
# of Portfolio Holdings	264
Portfolio Turnover Rate	65%
Total Advisory Fees Paid	$2,026,322

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.4%
Electric Utilities	4.5%
Lease Rev./Cert. of Participation	5.0%
Industrial Development Revenue	5.5%
Hospital	6.0%
Education	6.7%
Special Tax Revenue	7.5%
Water and Sewer	8.5%
Other Revenue	9.1%
Housing	9.1%
General Obligations	15.9%
Transportation	17.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	4.5%
B	0.3%
BB	2.4%
BBB	2.5%
A	22.7%
AA	56.1%
AAA	11.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report March 31, 2026

EINAX-TSR-AR

Eaton Vance National Ultra-Short Municipal Income Fund

Advisers Class EAMLX

Annual Shareholder Report March 31, 2026

This annual shareholder report contains important information about the Eaton Vance National Ultra-Short Municipal Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$51	0.50%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 1 Year Municipal Bond Index (the Index):

↓ Security selection in the electric utilities sector detracted from Fund performance relative to the Index during the period

↓ Security selection in the special tax sector detracted from Fund returns relative to the Index during the period

↓ An out-of-Index allocation to variable-rate demand notes detracted from performance relative to the Index during the period

↑ An out-of-Index allocation in the 3-year (2–4) maturity range contributed to performance relative to the Index during the period

↑ An overweight exposure and security selection in bonds with coupon rates between 0.01% and 3.99% contributed to Index-relative returns during the period

↑ An allocation to floating-rate notes contributed to performance relative to the Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Advisers Class	Bloomberg Municipal Bond Index	Bloomberg 1 Year Municipal Bond Index
3/16	$10,000	$10,000	$10,000
4/16	$10,018	$10,074	$10,011
5/16	$10,015	$10,101	$10,016
6/16	$10,042	$10,261	$10,034
7/16	$10,058	$10,268	$10,051
8/16	$10,043	$10,282	$10,036
9/16	$10,040	$10,230	$10,015
10/16	$10,057	$10,123	$10,022
11/16	$10,040	$9,745	$9,978
12/16	$10,045	$9,860	$9,998
1/17	$10,050	$9,925	$10,034
2/17	$10,066	$9,994	$10,067
3/17	$10,071	$10,015	$10,067
4/17	$10,078	$10,088	$10,083
5/17	$10,095	$10,248	$10,102
6/17	$10,101	$10,211	$10,093
7/17	$10,118	$10,294	$10,118
8/17	$10,125	$10,372	$10,140
9/17	$10,131	$10,320	$10,128
10/17	$10,149	$10,345	$10,129
11/17	$10,135	$10,289	$10,084
12/17	$10,155	$10,397	$10,090
1/18	$10,176	$10,275	$10,118
2/18	$10,194	$10,244	$10,136
3/18	$10,194	$10,282	$10,128
4/18	$10,206	$10,245	$10,119
5/18	$10,228	$10,362	$10,152
6/18	$10,239	$10,371	$10,188
7/18	$10,260	$10,396	$10,209
8/18	$10,262	$10,423	$10,206
9/18	$10,274	$10,356	$10,186
10/18	$10,277	$10,292	$10,195
11/18	$10,291	$10,406	$10,227
12/18	$10,305	$10,530	$10,265
1/19	$10,319	$10,610	$10,297
2/19	$10,332	$10,667	$10,321
3/19	$10,346	$10,835	$10,349
4/19	$10,360	$10,876	$10,357
5/19	$10,375	$11,026	$10,395
6/19	$10,389	$11,067	$10,427
7/19	$10,412	$11,156	$10,462
8/19	$10,425	$11,332	$10,476
9/19	$10,436	$11,241	$10,454
10/19	$10,448	$11,261	$10,484
11/19	$10,457	$11,289	$10,503
12/19	$10,478	$11,324	$10,518
1/20	$10,487	$11,527	$10,555
2/20	$10,496	$11,676	$10,577
3/20	$10,461	$11,252	$10,524
4/20	$10,329	$11,111	$10,548
5/20	$10,331	$11,465	$10,652
6/20	$10,386	$11,559	$10,652
7/20	$10,388	$11,754	$10,679
8/20	$10,421	$11,699	$10,681
9/20	$10,444	$11,701	$10,689
10/20	$10,434	$11,666	$10,680
11/20	$10,468	$11,842	$10,694
12/20	$10,480	$11,914	$10,703
1/21	$10,502	$11,990	$10,721
2/21	$10,514	$11,799	$10,717
3/21	$10,526	$11,872	$10,725
4/21	$10,526	$11,972	$10,732
5/21	$10,526	$12,008	$10,737
6/21	$10,526	$12,041	$10,736
7/21	$10,526	$12,140	$10,750
8/21	$10,526	$12,096	$10,747
9/21	$10,526	$12,009	$10,736
10/21	$10,526	$11,973	$10,734
11/21	$10,536	$12,075	$10,737
12/21	$10,526	$12,095	$10,736
1/22	$10,515	$11,764	$10,665
2/22	$10,505	$11,722	$10,651
3/22	$10,486	$11,342	$10,563
4/22	$10,458	$11,028	$10,520
5/22	$10,476	$11,192	$10,600
6/22	$10,473	$11,008	$10,603
7/22	$10,494	$11,299	$10,661
8/22	$10,466	$11,052	$10,576
9/22	$10,451	$10,627	$10,485
10/22	$10,456	$10,539	$10,499
11/22	$10,506	$11,032	$10,620
12/22	$10,518	$11,064	$10,614
1/23	$10,571	$11,381	$10,704
2/23	$10,561	$11,124	$10,613
3/23	$10,608	$11,371	$10,727
4/23	$10,611	$11,345	$10,696
5/23	$10,626	$11,247	$10,684
6/23	$10,666	$11,359	$10,735
7/23	$10,693	$11,404	$10,758
8/23	$10,722	$11,240	$10,770
9/23	$10,729	$10,911	$10,725
10/23	$10,747	$10,818	$10,755
11/23	$10,821	$11,504	$10,911
12/23	$10,873	$11,772	$10,974
1/24	$10,891	$11,712	$10,971
2/24	$10,920	$11,727	$10,988
3/24	$10,939	$11,726	$10,987
4/24	$10,947	$11,581	$10,988
5/24	$10,977	$11,547	$11,015
6/24	$11,031	$11,724	$11,077
7/24	$11,084	$11,831	$11,150
8/24	$11,140	$11,924	$11,223
9/24	$11,170	$12,042	$11,258
10/24	$11,165	$11,867	$11,230
11/24	$11,206	$12,072	$11,274
12/24	$11,212	$11,896	$11,272
1/25	$11,262	$11,956	$11,331
2/25	$11,301	$12,074	$11,378
3/25	$11,307	$11,869	$11,390
4/25	$11,301	$11,774	$11,370
5/25	$11,352	$11,781	$11,425
6/25	$11,392	$11,855	$11,484
7/25	$11,441	$11,831	$11,542
8/25	$11,468	$11,934	$11,589
9/25	$11,496	$12,210	$11,598
10/25	$11,499	$12,361	$11,591
11/25	$11,525	$12,390	$11,624
12/25	$11,564	$12,401	$11,662
1/26	$11,610	$12,517	$11,728
2/26	$11,646	$12,673	$11,776
3/26	$11,623	$12,379	$11,736

Average Annual Total Returns (%)Footnote Reference1

Table Summary
Fund	1 Year	5 Years	10 Years
Advisers Class	2.80%	2.00%	1.51%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg 1 Year Municipal Bond Index	3.04%	1.82%	1.61%
Footnote	Description
Footnote[1]	Advisers Class performance prior to 11/20/20 is linked to Class A. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$348,197,805
# of Portfolio Holdings	159
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$780,106

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	7.7%
Special Tax Revenue	5.9%
Electric Utilities	6.3%
Transportation	8.3%
Housing	8.3%
Other Revenue	9.8%
Water and Sewer	10.1%
Hospital	10.3%
Industrial Development Revenue	11.5%
General Obligations	21.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	4.0%
BB	1.6%
BBB	5.2%
A	28.2%
AA	47.5%
AAA	13.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report March 31, 2026

EAMLX-TSR-AR

Eaton Vance National Ultra-Short Municipal Income Fund

Class A EXFLX

Annual Shareholder Report March 31, 2026

This annual shareholder report contains important information about the Eaton Vance National Ultra-Short Municipal Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.50%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 1 Year Municipal Bond Index (the Index):

↓ Security selection in the electric utilities sector detracted from Fund performance relative to the Index during the period

↓ Security selection in the special tax sector detracted from Fund returns relative to the Index during the period

↓ An out-of-Index allocation to variable-rate demand notes detracted from performance relative to the Index during the period

↑ An out-of-Index allocation in the 3-year (2–4) maturity range contributed to performance relative to the Index during the period

↑ An overweight exposure and security selection in bonds with coupon rates between 0.01% and 3.99% contributed to Index-relative returns during the period

↑ An allocation to floating-rate notes contributed to performance relative to the Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg 1 Year Municipal Bond Index
3/16	$10,000	$10,000	$10,000
4/16	$9,793	$10,074	$10,011
5/16	$9,790	$10,101	$10,016
6/16	$9,816	$10,261	$10,034
7/16	$9,832	$10,268	$10,051
8/16	$9,817	$10,282	$10,036
9/16	$9,814	$10,230	$10,015
10/16	$9,830	$10,123	$10,022
11/16	$9,814	$9,745	$9,978
12/16	$9,819	$9,860	$9,998
1/17	$9,824	$9,925	$10,034
2/17	$9,839	$9,994	$10,067
3/17	$9,844	$10,015	$10,067
4/17	$9,851	$10,088	$10,083
5/17	$9,868	$10,248	$10,102
6/17	$9,874	$10,211	$10,093
7/17	$9,891	$10,294	$10,118
8/17	$9,897	$10,372	$10,140
9/17	$9,903	$10,320	$10,128
10/17	$9,920	$10,345	$10,129
11/17	$9,907	$10,289	$10,084
12/17	$9,927	$10,397	$10,090
1/18	$9,947	$10,275	$10,118
2/18	$9,965	$10,244	$10,136
3/18	$9,964	$10,282	$10,128
4/18	$9,976	$10,245	$10,119
5/18	$9,998	$10,362	$10,152
6/18	$10,008	$10,371	$10,188
7/18	$10,029	$10,396	$10,209
8/18	$10,031	$10,423	$10,206
9/18	$10,043	$10,356	$10,186
10/18	$10,046	$10,292	$10,195
11/18	$10,059	$10,406	$10,227
12/18	$10,073	$10,530	$10,265
1/19	$10,087	$10,610	$10,297
2/19	$10,100	$10,667	$10,321
3/19	$10,113	$10,835	$10,349
4/19	$10,127	$10,876	$10,357
5/19	$10,141	$11,026	$10,395
6/19	$10,155	$11,067	$10,427
7/19	$10,178	$11,156	$10,462
8/19	$10,190	$11,332	$10,476
9/19	$10,201	$11,241	$10,454
10/19	$10,213	$11,261	$10,484
11/19	$10,222	$11,289	$10,503
12/19	$10,242	$11,324	$10,518
1/20	$10,251	$11,527	$10,555
2/20	$10,260	$11,676	$10,577
3/20	$10,226	$11,252	$10,524
4/20	$10,097	$11,111	$10,548
5/20	$10,099	$11,465	$10,652
6/20	$10,153	$11,559	$10,652
7/20	$10,154	$11,754	$10,679
8/20	$10,187	$11,699	$10,681
9/20	$10,209	$11,701	$10,689
10/20	$10,200	$11,666	$10,680
11/20	$10,222	$11,842	$10,694
12/20	$10,244	$11,914	$10,703
1/21	$10,255	$11,990	$10,721
2/21	$10,277	$11,799	$10,717
3/21	$10,277	$11,872	$10,725
4/21	$10,288	$11,972	$10,732
5/21	$10,288	$12,008	$10,737
6/21	$10,288	$12,041	$10,736
7/21	$10,288	$12,140	$10,750
8/21	$10,288	$12,096	$10,747
9/21	$10,288	$12,009	$10,736
10/21	$10,288	$11,973	$10,734
11/21	$10,288	$12,075	$10,737
12/21	$10,288	$12,095	$10,736
1/22	$10,277	$11,764	$10,665
2/22	$10,267	$11,722	$10,651
3/22	$10,246	$11,342	$10,563
4/22	$10,218	$11,028	$10,520
5/22	$10,235	$11,192	$10,600
6/22	$10,233	$11,008	$10,603
7/22	$10,253	$11,299	$10,661
8/22	$10,226	$11,052	$10,576
9/22	$10,209	$10,627	$10,485
10/22	$10,227	$10,539	$10,499
11/22	$10,276	$11,032	$10,620
12/22	$10,287	$11,064	$10,614
1/23	$10,328	$11,381	$10,704
2/23	$10,330	$11,124	$10,613
3/23	$10,364	$11,371	$10,727
4/23	$10,367	$11,345	$10,696
5/23	$10,383	$11,247	$10,684
6/23	$10,421	$11,359	$10,735
7/23	$10,448	$11,404	$10,758
8/23	$10,476	$11,240	$10,770
9/23	$10,483	$10,911	$10,725
10/23	$10,511	$10,818	$10,755
11/23	$10,584	$11,504	$10,911
12/23	$10,624	$11,772	$10,974
1/24	$10,652	$11,712	$10,971
2/24	$10,670	$11,727	$10,988
3/24	$10,688	$11,726	$10,987
4/24	$10,707	$11,581	$10,988
5/24	$10,736	$11,547	$11,015
6/24	$10,789	$11,724	$11,077
7/24	$10,841	$11,831	$11,150
8/24	$10,884	$11,924	$11,223
9/24	$10,925	$12,042	$11,258
10/24	$10,909	$11,867	$11,230
11/24	$10,960	$12,072	$11,274
12/24	$10,966	$11,896	$11,272
1/25	$11,003	$11,956	$11,331
2/25	$11,042	$12,074	$11,378
3/25	$11,059	$11,869	$11,390
4/25	$11,053	$11,774	$11,370
5/25	$11,092	$11,781	$11,425
6/25	$11,131	$11,855	$11,484
7/25	$11,178	$11,831	$11,542
8/25	$11,216	$11,934	$11,589
9/25	$11,233	$12,210	$11,598
10/25	$11,247	$12,361	$11,591
11/25	$11,273	$12,390	$11,624
12/25	$11,299	$12,401	$11,662
1/26	$11,344	$12,517	$11,728
2/26	$11,380	$12,673	$11,776
3/26	$11,363	$12,379	$11,736

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	2.80%	2.04%	1.52%
Class A with 2.25% Maximum Sales Charge	0.53%	1.57%	1.29%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg 1 Year Municipal Bond Index	3.04%	1.82%	1.61%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$348,197,805
# of Portfolio Holdings	159
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$780,106

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	7.7%
Special Tax Revenue	5.9%
Electric Utilities	6.3%
Transportation	8.3%
Housing	8.3%
Other Revenue	9.8%
Water and Sewer	10.1%
Hospital	10.3%
Industrial Development Revenue	11.5%
General Obligations	21.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	4.0%
BB	1.6%
BBB	5.2%
A	28.2%
AA	47.5%
AAA	13.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report March 31, 2026

EXFLX-TSR-AR

Eaton Vance National Ultra-Short Municipal Income Fund

Class I EILMX

Annual Shareholder Report March 31, 2026

This annual shareholder report contains important information about the Eaton Vance National Ultra-Short Municipal Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.35%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 1 Year Municipal Bond Index (the Index):

↓ Security selection in the electric utilities sector detracted from Fund performance relative to the Index during the period

↓ Security selection in the special tax sector detracted from Fund returns relative to the Index during the period

↓ An out-of-Index allocation to variable-rate demand notes detracted from performance relative to the Index during the period

↑ An out-of-Index allocation in the 3-year (2–4) maturity range contributed to performance relative to the Index during the period

↑ An overweight exposure and security selection in bonds with coupon rates between 0.01% and 3.99% contributed to Index-relative returns during the period

↑ An allocation to floating-rate notes contributed to performance relative to the Index during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg 1 Year Municipal Bond Index
3/16	$1,000,000	$1,000,000	$1,000,000
4/16	$1,001,923	$1,007,353	$1,001,110
5/16	$1,001,783	$1,010,078	$1,001,615
6/16	$1,004,591	$1,026,147	$1,003,352
7/16	$1,006,336	$1,026,773	$1,005,108
8/16	$1,006,018	$1,028,159	$1,003,596
9/16	$1,004,801	$1,023,027	$1,001,455
10/16	$1,006,565	$1,012,295	$1,002,162
11/16	$1,005,020	$974,541	$997,808
12/16	$1,005,626	$985,982	$999,773
1/17	$1,007,349	$992,482	$1,003,412
2/17	$1,007,976	$999,374	$1,006,709
3/17	$1,008,635	$1,001,543	$1,006,697
4/17	$1,009,451	$1,008,810	$1,008,300
5/17	$1,011,279	$1,024,821	$1,010,185
6/17	$1,012,025	$1,021,145	$1,009,327
7/17	$1,013,886	$1,029,407	$1,011,752
8/17	$1,014,658	$1,037,241	$1,014,029
9/17	$1,016,484	$1,031,967	$1,012,820
10/17	$1,018,369	$1,034,486	$1,012,919
11/17	$1,016,119	$1,028,947	$1,008,350
12/17	$1,018,210	$1,039,702	$1,009,016
1/18	$1,021,455	$1,027,461	$1,011,825
2/18	$1,022,364	$1,024,391	$1,013,561
3/18	$1,022,461	$1,028,172	$1,012,809
4/18	$1,024,845	$1,024,503	$1,011,889
5/18	$1,026,133	$1,036,235	$1,015,228
6/18	$1,028,393	$1,037,119	$1,018,800
7/18	$1,029,605	$1,039,636	$1,020,920
8/18	$1,030,990	$1,042,306	$1,020,552
9/18	$1,031,312	$1,035,558	$1,018,596
10/18	$1,032,799	$1,029,181	$1,019,494
11/18	$1,034,308	$1,040,572	$1,022,697
12/18	$1,034,821	$1,053,031	$1,026,541
1/19	$1,037,360	$1,060,991	$1,029,733
2/19	$1,038,823	$1,066,672	$1,032,069
3/19	$1,040,307	$1,083,534	$1,034,892
4/19	$1,040,854	$1,087,606	$1,035,655
5/19	$1,043,500	$1,102,600	$1,039,511
6/19	$1,045,053	$1,106,671	$1,042,725
7/19	$1,047,543	$1,115,590	$1,046,161
8/19	$1,047,840	$1,133,187	$1,047,637
9/19	$1,049,149	$1,124,103	$1,045,439
10/19	$1,051,517	$1,126,118	$1,048,447
11/19	$1,052,600	$1,128,934	$1,050,267
12/19	$1,053,767	$1,132,381	$1,051,820
1/20	$1,055,883	$1,152,726	$1,055,526
2/20	$1,056,894	$1,167,591	$1,057,665
3/20	$1,052,469	$1,125,239	$1,052,397
4/20	$1,040,409	$1,111,117	$1,054,822
5/20	$1,039,672	$1,146,463	$1,065,247
6/20	$1,046,416	$1,155,899	$1,065,236
7/20	$1,046,691	$1,175,367	$1,067,906
8/20	$1,049,102	$1,169,852	$1,068,080
9/20	$1,051,512	$1,170,100	$1,068,879
10/20	$1,051,782	$1,166,586	$1,068,019
11/20	$1,054,184	$1,184,190	$1,069,356
12/20	$1,055,509	$1,191,404	$1,070,310
1/21	$1,057,913	$1,198,996	$1,072,078
2/21	$1,059,189	$1,179,946	$1,071,725
3/21	$1,060,448	$1,187,223	$1,072,500
4/21	$1,061,653	$1,197,181	$1,073,239
5/21	$1,061,747	$1,200,753	$1,073,668
6/21	$1,061,800	$1,204,050	$1,073,612
7/21	$1,061,847	$1,214,036	$1,074,958
8/21	$1,061,911	$1,209,580	$1,074,737
9/21	$1,061,993	$1,200,851	$1,073,620
10/21	$1,062,081	$1,197,340	$1,073,388
11/21	$1,062,144	$1,207,533	$1,073,698
12/21	$1,062,227	$1,209,481	$1,073,609
1/22	$1,061,278	$1,176,374	$1,066,507
2/22	$1,060,494	$1,172,159	$1,065,138
3/22	$1,057,664	$1,134,161	$1,056,276
4/22	$1,056,020	$1,102,791	$1,052,017
5/22	$1,057,927	$1,119,173	$1,060,029
6/22	$1,057,850	$1,100,843	$1,060,335
7/22	$1,058,994	$1,129,929	$1,066,057
8/22	$1,057,383	$1,105,165	$1,057,617
9/22	$1,055,818	$1,062,748	$1,048,512
10/22	$1,056,655	$1,053,910	$1,049,865
11/22	$1,061,865	$1,103,205	$1,061,967
12/22	$1,064,258	$1,106,363	$1,061,441
1/23	$1,068,656	$1,138,144	$1,070,350
2/23	$1,068,942	$1,112,408	$1,061,302
3/23	$1,072,643	$1,137,090	$1,072,696
4/23	$1,073,083	$1,134,492	$1,069,590
5/23	$1,074,801	$1,124,661	$1,068,423
6/23	$1,078,915	$1,135,927	$1,073,510
7/23	$1,081,814	$1,140,421	$1,075,820
8/23	$1,084,895	$1,124,003	$1,076,984
9/23	$1,085,760	$1,091,060	$1,072,542
10/23	$1,088,817	$1,081,775	$1,075,496
11/23	$1,095,318	$1,150,447	$1,091,075
12/23	$1,100,719	$1,177,186	$1,097,449
1/24	$1,102,648	$1,171,174	$1,097,088
2/24	$1,105,755	$1,172,678	$1,098,779
3/24	$1,107,782	$1,172,641	$1,098,703
4/24	$1,109,895	$1,158,118	$1,098,838
5/24	$1,111,950	$1,154,721	$1,101,496
6/24	$1,117,516	$1,172,420	$1,107,723
7/24	$1,123,036	$1,183,106	$1,115,008
8/24	$1,128,830	$1,192,437	$1,122,316
9/24	$1,132,034	$1,204,223	$1,125,844
10/24	$1,131,722	$1,186,664	$1,123,030
11/24	$1,135,959	$1,207,162	$1,127,445
12/24	$1,136,690	$1,189,588	$1,127,177
1/25	$1,141,916	$1,195,550	$1,133,088
2/25	$1,146,066	$1,207,404	$1,137,844
3/25	$1,146,747	$1,186,941	$1,139,038
4/25	$1,147,497	$1,177,379	$1,137,045
5/25	$1,151,646	$1,178,135	$1,142,474
6/25	$1,155,867	$1,185,469	$1,148,388
7/25	$1,160,909	$1,183,075	$1,154,222
8/25	$1,163,824	$1,193,358	$1,158,898
9/25	$1,166,882	$1,220,994	$1,159,792
10/25	$1,167,287	$1,236,137	$1,159,146
11/25	$1,171,320	$1,238,973	$1,162,436
12/25	$1,174,147	$1,240,088	$1,166,236
1/26	$1,178,999	$1,251,726	$1,172,752
2/26	$1,182,850	$1,267,326	$1,177,553
3/26	$1,180,643	$1,237,891	$1,173,646

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	2.96%	2.17%	1.67%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg 1 Year Municipal Bond Index	3.04%	1.82%	1.61%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$348,197,805
# of Portfolio Holdings	159
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$780,106

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	7.7%
Special Tax Revenue	5.9%
Electric Utilities	6.3%
Transportation	8.3%
Housing	8.3%
Other Revenue	9.8%
Water and Sewer	10.1%
Hospital	10.3%
Industrial Development Revenue	11.5%
General Obligations	21.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	4.0%
BB	1.6%
BBB	5.2%
A	28.2%
AA	47.5%
AAA	13.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report March 31, 2026

EILMX-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by the report. The new Fund policy is substantially similar to the superseded Fund policy but now has an expanded scope that applies to 1940 Act Fund families. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that George J. Gorman, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Eaton Vance National Ultra-Short Municipal Income Fund, Eaton Vance Short Duration Municipal Opportunities Fund and Eaton Vance National Limited Maturity Municipal Income Fund (the “Fund(s)”) are the series of Eaton Vance Investment Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 3 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal years ended March 31, 2025 and March 31, 2026 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance National Ultra-Short Municipal Income Fund

Fiscal Years Ended	03/31/25	03/31/26
Audit Fees	$58,400	$58,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$58,400	$58,400

Eaton Vance Short Duration Municipal Opportunities Fund

Fiscal Years Ended	03/31/25	03/31/26
Audit Fees	$58,400	$58,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$58,400	$58,400

Eaton Vance National Limited Maturity Municipal Income Fund

Fiscal Years Ended	03/31/25	03/31/26
Audit Fees	$58,400	$58,537
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$58,400	$58,537

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Funds comprised all of the Series of the Trust at March 31, 2026, and have the same fiscal year end (March 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Funds in the Trust by D&T for the last two fiscal years of each Fund.

Fiscal Years Ended	3/31/25	3/31/26
Audit Fees	$218,600	$175,337
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$218,600	$175,337

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Fund; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Fund.

Fiscal Years Ended	3/31/25	3/31/26
Registrant(1)	$0	$0
Eaton Vance(2)	$18,490	$18,490

(1)	Includes all of the Series of the Trust.
(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
National Ultra-Short Municipal
Income Fund
Annual Financial Statements and
Additional Information
March 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information March 31, 2026
Eaton Vance
National Ultra-Short Municipal Income Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2026
Portfolio of Investments

Tax-Exempt Municipal Obligations — 96.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.6%
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Liq: TD Bank, N.A.), 2.70%, 12/1/54(1)	$5,670	$ 5,670,000
		$ 5,670,000
Education — 1.3%
University of North Carolina at Chapel Hill, 3.475%, (67% of SOFR + 1.05%), 12/1/41(2)	$4,500	$ 4,512,850
		$ 4,512,850
Electric Utilities — 6.3%
Gainesville, FL, Utilities System Revenue, (SPA: Truist Bank), 2.70%, 10/1/42(1)	$6,565	$ 6,565,000
Indiana Municipal Power Agency, (LOC: Truist Bank), 2.75%, 1/1/42(1)	4,730	4,730,000
Long Island Power Authority, NY, 3.00% to 9/1/28 (Put Date), 9/1/55	2,855	2,857,401
San Antonio, TX, Electric and Gas Systems Revenue:
3.00% to 12/1/29 (Put Date), 2/1/55	1,670	1,655,985
3.08% to 12/1/28 (Put Date), 2/1/55	5,000	4,992,666
5.00%, 2/1/27	1,000	1,020,786
		$ 21,821,838
Escrowed/Prerefunded — 0.2%
Chicago, IL, Escrowed to Maturity, 5.00%, 1/1/28	$790	$ 821,494
		$ 821,494
General Obligations — 17.4%
Argyle Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/27 (Put Date), 8/15/57	$2,500	$ 2,538,295
Bergen County Improvement Authority, NJ, (County Guaranteed Government Pooled), 4.00%, 5/21/26	3,000	3,006,071
Cass County Joint Water Resource District, ND, 3.45%, 4/1/27	1,250	1,250,264
Chicago Board of Education, IL, 4.00%, 12/1/27	3,215	3,220,384
Chicago, IL, 5.00%, 1/1/28	1,680	1,715,760
Dickinson Independent School District, TX, (PSF Guaranteed), 3.10% to 8/2/27 (Put Date), 8/1/37	1,250	1,251,579
Eagle Mountain and Saginaw Independent School District, TX, (PSF Guaranteed):
4.00% to 8/1/27 (Put Date), 8/1/50	1,605	1,628,915
Prerefunded to 8/1/27, 4.00%, 8/1/50	20	20,353
El Paso, TX, 5.00%, 8/15/26	1,000	1,008,901
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Evanston Township High School District No. 202, IL, 5.00%, 12/1/26	$1,765	$ 1,768,529
Fort Bend Independent School District, TX, (PSF Guaranteed), 3.80% to 8/1/28 (Put Date), 8/1/55	1,900	1,935,081
Lake County, OH, 3.75%, 9/16/26	2,335	2,345,720
Marthas Vineyard Regional Transit Authority, MA, 4.25%, 4/9/26	2,750	2,750,736
New Caney Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/27 (Put Date), 2/15/50	1,400	1,422,392
North Bergen Township, NJ, 5.00%, 4/20/26	5,000	5,006,381
Northside Independent School District, TX, (PSF Guaranteed), 3.55% to 6/1/28 (Put Date), 6/1/50	2,500	2,531,946
Philadelphia School District, PA, 5.00%, 9/1/28	1,745	1,836,249
Prosper Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/28 (Put Date), 2/15/53	3,000	3,084,384
Puerto Rico, 5.625%, 7/1/27	5,090	5,188,919
Quincy, MA, 5.00%, 7/24/26	7,597	7,648,805
South Country Central School District at Brookhaven, NY, 4.125%, 5/29/26	1,900	1,904,679
Texas, (AMT), 5.00%, 8/1/27	2,500	2,504,131
Union Township Union County, NJ, 4.00%, 2/26/27	5,000	5,065,289
		$ 60,633,763
Hospital — 10.2%
Allegheny County Hospital Development Authority, PA, (UPMC), 3.12%, (SIFMA + 0.70%), 11/15/47(2)	$7,130	$ 7,079,347
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 3.625% to 6/15/27 (Put Date), 1/15/48	1,500	1,513,499
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 2.75%, 1/15/38(1)	1,000	1,000,000
Colorado Health Facilities Authority, (CommonSpirit Health):
5.00%, 9/1/29	1,500	1,591,887
5.00% to 8/1/26 (Put Date), 8/1/49	4,045	4,049,125
Colorado Health Facilities Authority, (Intermountain Healthcare), 2.97%, (SIFMA + 0.55%), 5/15/61(2)	3,000	2,999,632
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 5.00%, 7/1/27	1,600	1,645,094
Franklin County, OH, (Trinity Health Credit Group), 2.625%, 12/1/46(3)	580	579,898
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health), 5.00% to 12/1/26 (Put Date), 7/1/49	1,490	1,511,087
Kentucky Economic Development Finance Authority, (Catholic Health), 2.52%, 5/1/34(4)	5,995	5,995,000
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/26	1,000	1,015,885

1
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New Hampshire Business Finance Authority, (Novant Health Obligated Group), (LOC: Truist Bank), 2.65%, 11/1/64(1)	$2,900	$ 2,900,000
Pennsylvania Economic Development Financing Authority, (UPMC), 3.12%, (SIFMA + 0.70%), 11/15/47(2)	1,000	996,357
Philadelphia Authority for Industrial Development, PA, (Children's Hospital of Philadelphia), (SPA: JPMorgan Chase Bank, N.A.), 2.65%, 7/1/54(1)	1,175	1,175,000
Tarrant County Cultural Education Facilities Finance Corp., TX, (Christus Health), 5.00%, 7/1/26	1,500	1,508,533
		$ 35,560,344
Housing — 8.3%
Connecticut Housing Finance Authority, (Housing Mortgage Finance Program), Sustainability Bonds, 3.35% to 5/15/27 (Put Date), 11/15/66	$1,305	$ 1,305,453
Florida Housing Finance Corp., (Osprey Sound Apartments), 3.00% to 9/1/28 (Put Date), 3/1/43	2,000	1,997,328
Hawaii Housing Finance and Development Corp., (Hale Moiliili LP), 3.30% to 12/1/27 (Put Date), 12/1/29	2,500	2,514,099
Kansas Development Finance Authority, (Bureau Lofts), 2.70% to 10/1/28 (Put Date), 10/1/46	1,500	1,482,395
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, TN, (Artist Lofts), 3.20% to 12/1/29 (Put Date), 12/1/59	1,925	1,930,461
Michigan Housing Development Authority, (Hom Flats at 28 West), 2.70% to 10/1/28 (Put Date), 10/1/43	2,345	2,317,478
New Jersey Housing and Mortgage Finance Agency, Social Bonds, 3.05%, 11/1/29	3,500	3,494,303
New Jersey Housing and Mortgage Finance Agency, (Rowan Towers), 3.10% to 7/1/28 (Put Date), 7/1/29	810	810,973
New Mexico Mortgage Finance Authority, (Mountain View II and III Apartments), 2.92% to 9/1/26 (Put Date), 2/1/42	625	625,007
New York Mortgage Agency:
Social Bonds, (AMT), 1.05%, 4/1/26	1,275	1,275,000
Social Bonds, (AMT), 1.15%, 10/1/26	1,330	1,311,802
Social Bonds, (AMT), 5.00%, 10/1/26	1,300	1,311,499
Phoenix Industrial Development Authority, AZ, (Broadway Farms at Hurley Station, Phase I), 3.10% to 2/1/28 (Put Date), 2/1/59	1,500	1,501,646
Pima County Industrial Development Authority, AZ, (Flats at Ballpark Village), 2.71% to 4/1/28 (Put Date), 10/1/59	1,585	1,571,456
Rhode Island Housing and Mortgage Finance Corp., Green Bonds, 3.60% to 10/1/27 (Put Date), 10/1/54	1,250	1,250,400
Virginia Housing Development Authority, 3.125% to 4/1/27 (Put Date), 7/1/56	1,100	1,100,027
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Wisconsin Housing and Economic Development Authority, Housing Revenue:
3.75% to 5/1/28 (Put Date), 11/1/55	$2,510	$ 2,521,516
3.875% to 5/1/27 (Put Date), 11/1/54	485	485,249
		$ 28,806,092
Industrial Development Revenue — 11.3%
Burke County Development Authority, GA, (Georgia Power Co.), 3.30% to 8/21/29 (Put Date), 12/1/49	$750	$ 754,677
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 4.00% to 6/1/29 (Put Date), 6/1/49	3,000	3,039,217
Cumberland County Industrial Facilities and Pollution Control Financing Authority, NC, (AMT), 3.125% to 12/1/26 (Put Date), 12/1/27	3,500	3,500,390
Houston, TX, (United Airlines, Inc.), (AMT), 5.25%, 7/15/26	1,500	1,507,769
Indiana Finance Authority, (Republic Services, Inc.), (AMT), 2.90%, 5/1/28(3)	1,600	1,599,811
Mission Economic Development Corp., TX, (Waste Management, Inc.):
(AMT), 2.875%, 7/1/40(3)	1,000	999,477
(AMT), 2.875%, 5/1/46(3)	300	299,843
Mississippi Business Finance Corp., (Chevron USA, Inc.):
2.65%, 12/1/30(1)	2,970	2,970,000
2.65%, 11/1/35(1)	2,580	2,580,000
Nevada Department of Business and Industry, (Republic Services, Inc.), (AMT), 3.45% to 6/1/26 (Put Date), 12/1/26(5)	1,000	1,000,517
New Hampshire Business Finance Authority, (Waste Management, Inc.), (AMT), 4.00% to 7/1/26 (Put Date), 10/1/33	4,000	4,005,184
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/27	1,000	1,013,931
New York Transportation Development Corp., (John F. Kennedy International Airport), (AMT), 2.25%, 8/1/26	645	643,052
Ohio Air Quality Development Authority, (American Electric Power Co., Inc.), (AMT), 3.70%, 10/1/28	3,000	3,023,052
Parish of St. John the Baptist, LA, (Marathon Oil Corp.), 3.30% to 7/3/28 (Put Date), 6/1/37	3,500	3,530,670
West Virginia Economic Development Authority, (Appalachian Power Co.):
3.375% to 6/15/28 (Put Date), 3/1/40	1,000	1,007,046
(AMT), 3.30% to 9/1/28 (Put Date), 1/1/41	2,500	2,510,406
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 6/5/26 (Put Date), 12/1/44	5,500	5,519,305
		$ 39,504,347

2
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 1.9%
Allegheny County, PA, (AG), 3.171%, (67% of SOFR + 0.55%), 11/1/26(2)	$840	$ 839,989
Cicero County School District No. 99, IL, (BAM), 4.00%, 12/1/26	1,150	1,157,375
Colorado Science and Technology Park Metropolitan District No. 1, (AG), 5.00%, 12/1/26	375	379,958
Luzerne County, PA, (AG), 5.00%, 6/15/28	1,125	1,182,033
Sterling, IL:
(BAM), 5.00%, 11/1/26	405	410,006
(BAM), 5.00%, 11/1/27	305	314,993
(BAM), 5.00%, 11/1/28	275	289,718
Washington, (AMBAC), 0.00%, 12/1/26	2,000	1,965,644
		$ 6,539,716
Insured - Special Tax Revenue — 0.3%
Casino Reinvestment Development Authority, Inc., NJ, (AG), 5.00%, 11/1/26	$865	$ 875,692
		$ 875,692
Lease Revenue/Certificates of Participation — 2.6%
Jacksonville, FL, 5.00%, 10/1/26	$1,085	$ 1,098,707
Los Angeles, CA, 5.00%, 6/25/26	5,000	5,028,962
Oklahoma Capitol Improvement Authority, 5.00%, 7/1/26	2,000	2,012,389
San Antonio Municipal Facilities Corp., TX, (City Tower Renovation), 5.00% to 8/1/27 (Put Date), 8/1/50	1,000	1,025,899
		$ 9,165,957
Other Revenue — 9.7%
Black Belt Energy Gas District, AL:
4.288%, (67% of SOFR + 1.85%), 6/1/49(2)	$2,500	$ 2,542,006
5.00%, 12/1/27	1,000	1,024,701
5.00%, 12/1/28	2,000	2,073,078
5.00%, 5/1/29	1,000	1,037,757
5.50% to 2/1/29 (Put Date), 6/1/49	5,000	5,258,516
Illinois Finance Authority, (Field Museum of Natural History), 3.705%, (70% of SOFR + 1.15%), 11/1/34(2)	1,525	1,527,260
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
4.00% to 9/1/27 (Put Date), 7/1/52	675	682,960
5.00%, 6/1/26	150	150,443
5.00%, 9/1/26	275	277,157
5.00%, 12/1/26	850	858,873
5.00%, 12/1/26	500	505,782
5.00%, 3/1/27	400	406,401
5.00%, 6/1/27	220	224,346
5.00%, 9/1/27	425	434,654
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Main Street Natural Gas, Inc., GA, Gas Supply Revenue: (continued)
5.00%, 12/1/27	$500	$ 513,741
Northern California Energy Authority:
5.00%, 8/1/26	940	945,912
5.00%, 8/1/27	500	512,223
Northern California Gas Authority No. 1, Gas Project Revenue, 3.348%, (67% of 3 mo. SOFR + 0.72%), 7/1/27(2)	1,335	1,333,910
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/26	2,925	2,957,983
Southeast Energy Authority, AL, 5.00%, 10/1/30	5,000	5,307,693
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	540	552,869
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue:
3.288%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(2)	1,335	1,336,278
3.507%, (67% of 3 mo. SOFR + 1.045%), 9/15/27(2)	1,775	1,778,878
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Revenue, 5.00%, 1/1/27	1,575	1,594,839
		$ 33,838,260
Senior Living/Life Care — 1.8%
Iowa Finance Authority, (Lifespace Communities, Inc.), 3.105%, (70% of SOFR + 0.55%), 5/15/56(2)	$5,500	$ 5,477,411
Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities, Inc.), 5.00%, 8/1/26	700	703,747
		$ 6,181,158
Special Tax Revenue — 5.0%
Detroit Downtown Development Authority, MI, (Catalyst Development):
5.00%, 7/1/26	$600	$ 603,353
5.00%, 7/1/27	1,000	1,027,311
Louisiana Gasoline and Fuels Tax Revenue:
(LOC: TD Bank, N.A.), 2.70%, 5/1/43(1)	5,330	5,330,000
Series A-2, (LOC: TD Bank, N.A.), 2.70%, 5/1/43(1)	2,600	2,600,000
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(6)	35	0
5.75%, 5/1/38	55	55,489
New York City Transitional Finance Authority, NY, Future Tax Revenue:
(SPA: Mizuho Bank, Ltd.), 2.65%, 8/1/43(1)	1,600	1,600,000
(SPA: TD Bank, N.A.), 2.70%, 11/1/54(1)	5,000	5,000,000

3
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York Housing Finance Agency, Sustainability Bonds, 3.35% to 6/15/29 (Put Date), 6/15/54	$1,250	$ 1,253,590
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(7)	90	37,012
		$ 17,506,755
Transportation — 8.3%
Cleveland, OH, Airport System Revenue, 5.00%, 1/1/28	$2,000	$ 2,077,292
Dallas and Fort Worth, TX, (Dallas Fort Worth International Airport), (AMT), 5.00%, 11/1/28	3,250	3,415,647
E-470 Public Highway Authority, CO, 3.182%, (67% of SOFR + 0.75%), 9/1/39(2)	2,000	1,997,823
Houston, TX, Airport System Revenue, (AMT), 5.00%, 7/1/28	1,000	1,041,612
Metropolitan Transportation Authority, NY, (LOC: Barclays Bank PLC), 2.85%, 11/1/32(1)	5,500	5,500,000
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/27	2,500	2,578,569
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/27	1,000	1,030,089
Pennsylvania Turnpike Commission, (LOC: TD Bank, N.A.), 2.41%, 12/1/38(4)	4,210	4,210,000
Port of Seattle, WA, (AMT), 5.00%, 5/1/27	1,000	1,022,811
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/28	1,000	1,044,994
Triborough Bridge and Tunnel Authority, NY, (LOC: Barclays Bank PLC), 2.85%, 1/1/32(1)	4,040	4,040,000
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/27	800	819,848
		$ 28,778,685
Water and Sewer — 10.0%
Boston Water and Sewer Commission, MA, 4.00%, 11/1/27	$1,260	$ 1,261,233
Clairton Municipal Authority, PA, 5.00%, 12/1/26	700	708,326
District of Columbia Water and Sewer Authority, (SPA: Bank of America, N.A.), 2.70%, 10/1/60(1)	6,025	6,025,000
East County Advanced Water Purification Joint Powers Authority, CA, Green Bonds, 3.125%, 9/1/26	5,000	5,000,855
Houston, TX, Combined Utility System Revenue, 5.00%, 11/15/26	2,750	2,791,677
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/26	1,250	1,264,167
Jersey City Municipal Utilities Authority, NJ, 5.00%, 5/1/26	5,000	5,010,124
King County, WA, Sewer Improvement and Refunding Revenue, (SPA: U.S. Bank, N.A.), 2.60%, 1/1/65(1)	7,900	7,900,000
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
(SPA: JPMorgan Chase Bank, N.A.), 2.70%, 6/15/50(1)	$1,500	$ 1,500,000
(SPA: Mizuho Bank, Ltd.), 2.85%, 6/15/44(1)	1,000	1,000,000
San Antonio, TX, Water System Revenue, (SPA: TD Bank, N.A.), 2.70%, 5/1/55(1)	2,450	2,450,000
		$ 34,911,382
Total Tax-Exempt Municipal Obligations (identified cost $334,806,964)		$335,128,333

Taxable Municipal Obligations — 2.9%
Security	Principal Amount (000's omitted)	Value
General Obligations — 2.3%
Hudson County Improvement Authority, NJ, 4.375%, 3/1/27	$3,000	$ 3,010,412
University of Connecticut, 3.83%, 3/23/27	5,000	4,995,716
		$ 8,006,128
Special Tax Revenue — 0.6%
Sales Tax Securitization Corp., IL, 4.089%, 1/1/28	$2,000	$ 1,998,169
		$ 1,998,169
Total Taxable Municipal Obligations (identified cost $10,015,219)		$ 10,004,297

Short-Term Investments — 0.1%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.23%(8)	154,880	$ 154,895
Total Short-Term Investments (identified cost $154,895)		$ 154,895
Total Investments — 99.2% (identified cost $344,977,078)		$345,287,525
Other Assets, Less Liabilities — 0.8%		$ 2,910,280
Net Assets — 100.0%		$348,197,805

4
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2026
Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2026.
(2)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2026.
(3)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at March 31, 2026.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2026.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $1,000,517 or 0.3% of the Fund's net assets.
(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy and is non-income producing.
(7)	Security is in default and making only partial interest payments.
(8)	The rate shown is the annualized seven-day yield as of March 31, 2026.
At March 31, 2026, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	13.7%
Others, representing less than 10% individually	85.4%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2026, 2.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 0.9% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
Liq	– Liquidity Provider
LOC	– Letter of Credit
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
5
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2026
Statement of Assets and Liabilities

March 31, 2026
Assets
Investments, at value (identified cost $344,977,078)	$345,287,525
Interest and dividends receivable	3,607,470
Receivable for investments sold	20,000
Receivable for Fund shares sold	135,396
Receivable from affiliates	33,319
Trustees' deferred compensation plan	36,189
Total assets	$349,119,899
Liabilities
Payable for Fund shares redeemed	$551,939
Distributions payable	84,893
Payable to affiliates:
Investment adviser fee	88,091
Distribution and service fees	7,744
Sub-transfer agency fee	977
Trustees' deferred compensation plan	36,189
Payable for custodian fee	46,963
Payable for legal and accounting services	72,837
Accrued expenses	32,461
Total liabilities	$922,094
Net Assets	$348,197,805
Sources of Net Assets
Paid-in capital	$354,924,878
Accumulated loss	(6,727,073)
Net Assets	$348,197,805
Advisers Class Shares
Net Assets	$13,031,088
Shares Outstanding	1,337,850
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.74
Class A Shares
Net Assets	$51,739,542
Shares Outstanding	5,308,378
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.75
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$9.97
Class I Shares
Net Assets	$283,427,175
Shares Outstanding	29,059,373
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.75
On sales of $100,000 or more, the offering price of Class A shares is reduced.
6
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2026
Statement of Operations

Year Ended
March 31, 2026
Investment Income
Dividend income	$22,090
Interest income	11,241,514
Total investment income	$11,263,604
Expenses
Investment adviser fee	$1,040,165
Distribution and service fees:
Advisers Class	5,853
Class A	81,153
Trustees’ fees and expenses	20,498
Custodian fee	85,546
Transfer and dividend disbursing agent fees	77,522
Legal and accounting services	108,265
Printing and postage	4,094
Registration fees	75,106
Miscellaneous	66,329
Total expenses	$1,564,531
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$260,059
Total expense reductions	$260,059
Net expenses	$1,304,472
Net investment income	$9,959,132
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(18,607)
Net realized loss	$(18,607)
Change in unrealized appreciation (depreciation):
Investments	$96,100
Net change in unrealized appreciation (depreciation)	$96,100
Net realized and unrealized gain	$77,493
Net increase in net assets from operations	$10,036,625
7
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2026
Statements of Changes in Net Assets

	Year Ended March 31,
	2026	2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$9,959,132	$10,968,571
Net realized loss	(18,607)	(1,070)
Net change in unrealized appreciation (depreciation)	96,100	611,525
Net increase in net assets from operations	$10,036,625	$11,579,026
Distributions to shareholders:
Advisers Class	$(104,897)	$(36,482)
Class A	(1,496,988)	(1,827,350)
Class I	(8,422,770)	(9,199,903)
Total distributions to shareholders	$(10,024,655)	$(11,063,735)
Transactions in shares of beneficial interest:
Advisers Class	$11,874,029	$36,372
Class A	(2,861,706)	(4,635,086)
Class I	13,493,987	(21,048,030)
Net increase (decrease) in net assets from Fund share transactions	$22,506,310	$(25,646,744)
Net increase (decrease) in net assets	$22,518,280	$(25,131,453)
Net Assets
At beginning of year	$325,679,525	$350,810,978
At end of year	$348,197,805	$325,679,525
8
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2026
Financial Highlights

	Advisers Class
	Year Ended March 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$9.74	$9.73	$9.74	$9.80	$9.84
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.31	$0.31	$0.20	$0.01
Net realized and unrealized gain (loss)	0.01	0.01	(0.01)	(0.09)	(0.05)
Total income (loss) from operations	$0.27	$0.32	$0.30	$0.11	$(0.04)
Less Distributions
From net investment income	$(0.27)	$(0.31)	$(0.31)	$(0.17)	$(0.00)(2)
Total distributions	$(0.27)	$(0.31)	$(0.31)	$(0.17)	$(0.00)(2)
Net asset value — End of year	$9.74	$9.74	$9.73	$9.74	$9.80
Total Return(3)	2.80%	3.36%	3.12%	1.16%	(0.38)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$13,031	$1,163	$1,125	$900	$259
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.58%	0.58%	0.56%	0.56%	0.55%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income	2.63%	3.18%	3.23%	2.11%	0.14%
Portfolio Turnover	112%	119%	159%	128%	47%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
9
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2026
Financial Highlights — continued

	Class A
	Year Ended March 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$9.75	$9.73	$9.74	$9.80	$9.83
Income (Loss) From Operations
Net investment income (loss)(1)	$0.27	$0.31	$0.31	$0.17	$(0.00)(2)
Net realized and unrealized gain (loss)	0.00(2)	0.02	(0.01)	(0.06)	(0.03)
Total income (loss) from operations	$0.27	$0.33	$0.30	$0.11	$(0.03)
Less Distributions
From net investment income	$(0.27)	$(0.31)	$(0.31)	$(0.17)	$—
Total distributions	$(0.27)	$(0.31)	$(0.31)	$(0.17)	$—
Net asset value — End of year	$9.75	$9.75	$9.73	$9.74	$9.80
Total Return(3)	2.80%	3.47%	3.12%	1.15%	(0.31)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$51,740	$54,595	$59,123	$107,575	$142,014
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.58%	0.58%	0.56%	0.56%	0.57%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.56%
Net investment income (loss)	2.75%	3.19%	3.22%	1.71%	(0.01)%
Portfolio Turnover	112%	119%	159%	128%	47%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
10
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2026
Financial Highlights — continued

	Class I
	Year Ended March 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$9.75	$9.74	$9.75	$9.80	$9.84
Income (Loss) From Operations
Net investment income(1)	$0.28	$0.33	$0.33	$0.19	$0.01
Net realized and unrealized gain (loss)	0.00(2)	0.01	(0.02)	(0.05)	(0.04)
Total income (loss) from operations	$0.28	$0.34	$0.31	$0.14	$(0.03)
Less Distributions
From net investment income	$(0.28)	$(0.33)	$(0.32)	$(0.19)	$(0.01)
Total distributions	$(0.28)	$(0.33)	$(0.32)	$(0.19)	$(0.01)
Net asset value — End of year	$9.75	$9.75	$9.74	$9.75	$9.80
Total Return(3)	2.96%	3.52%	3.28%	1.42%	(0.26)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$283,427	$269,921	$290,562	$387,402	$356,899
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.43%	0.43%	0.41%	0.41%	0.41%
Net expenses	0.35%	0.35%	0.35%	0.35%	0.40%
Net investment income	2.90%	3.33%	3.38%	1.93%	0.15%
Portfolio Turnover	112%	119%	159%	128%	47%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
11
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2026
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance National Ultra-Short Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. The Advisers Class and Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders. As of March 31, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund's financial statement presentation or disclosure.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
12

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2026
Notes to Financial Statements — continued

E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended March 31, 2026 and March 31, 2025 was as follows:
	Year Ended March 31,
	2026	2025
Tax-exempt income	$9,826,722	$10,805,277
Ordinary income	$197,933	$258,458
13

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2026
Notes to Financial Statements — continued

As of March 31, 2026, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$ 63,695
Deferred capital losses	(6,972,850)
Net unrealized appreciation	266,975
Distributions payable	(84,893)
Accumulated loss	$(6,727,073)
At March 31, 2026, the Fund, for federal income tax purposes, had deferred capital losses of $6,972,850 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2026, $4,523,618 are short-term and $2,449,232 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$345,020,550
Gross unrealized appreciation	$625,519
Gross unrealized depreciation	(358,544)
Net unrealized appreciation	$266,975
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. Pursuant to the amended investment advisory agreement between the Fund and BMR, the fee is based upon a percentage of total daily net assets as indicated below and is payable monthly.
Total Daily Net Assets	Annual Asset Rate
Up to $500 million	0.300%
$500 million but less than $1 billion	0.275%
$1 billion but less than $1.5 billion	0.250%
$1.5 billion but less than $2 billion	0.225%
$2 billion but less than $3 billion	0.200%
$3 billion and over	0.175%
For the year ended March 31, 2026, the investment adviser fee amounted to $1,040,165 or 0.30% of the Fund’s average daily net assets.
Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.50%, 0.50% and 0.35% of the Fund’s average daily net assets for Advisers Class, Class A and Class I, respectively. This agreement may be changed or terminated after August 1, 2026. Pursuant to this agreement, EVM waived and/or reimbursed $260,059 of the Fund’s operating expenses for the year ended March 31, 2026.
EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended March 31, 2026, EVM earned $3,456 from the Fund pursuant to such
14

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2026
Notes to Financial Statements — continued

agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $218 as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2026. EVD also received distribution and service fees from Advisers Class and Class A shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plan
The Fund has in effect a distribution plan for Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Advisers Class shares and Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2026 amounted to $5,853 for Advisers Class shares and $81,153 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 0.25% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended March 31, 2026, the Fund was informed that EVD received $2,099 of CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $375,741,244 and $364,836,000, respectively, for the year ended March 31, 2026.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Year Ended March 31, 2026		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount
Advisers Class
Sales	1,300,364	$ 12,672,969	2,050	$ 20,010
Issued to shareholders electing to receive payments of distributions in Fund shares	10,754	104,897	3,746	36,482
Redemptions	(92,663)	(903,837)	(2,065)	(20,120)
Net increase	1,218,455	$ 11,874,029	3,731	$ 36,372
Class A
Sales	1,704,755	$ 16,617,026	2,741,758	$ 26,732,731
Issued to shareholders electing to receive payments of distributions in Fund shares	138,347	1,349,090	173,267	1,689,158
Redemptions	(2,136,191)	(20,827,822)	(3,387,371)	(33,056,975)
Net decrease	(293,089)	$ (2,861,706)	(472,346)	$ (4,635,086)
15

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2026
Notes to Financial Statements — continued

	Year Ended March 31, 2026		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount
Class I
Sales	18,976,992	$185,180,470	18,412,889	$179,587,668
Issued to shareholders electing to receive payments of distributions in Fund shares	753,703	7,355,825	823,169	8,028,356
Redemptions	(18,345,592)	(179,042,308)	(21,390,667)	(208,664,054)
Net increase (decrease)	1,385,103	$ 13,493,987	(2,154,609)	$(21,048,030)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended March 31, 2026.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$335,128,333	$ —	$335,128,333
Taxable Municipal Obligations	—	10,004,297	—	10,004,297
Short-Term Investments	154,895	—	—	154,895
Total Investments	$154,895	$345,132,630	$ —	$345,287,525
16

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2026
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance National Ultra-Short Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance National Ultra-Short Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Investment Trust), including the portfolio of investments, as of March 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
May 21, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
17

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2026
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2027 will show the tax status of all distributions paid to your account in calendar year 2026. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended March 31, 2026, the Fund designates 98.03% of distributions from net investment income as an exempt-interest dividend.
18

EAMLX-NCSR    3.31.26

Eaton Vance
National Limited Maturity Municipal Income Fund
Annual Financial Statements and
Additional Information
March 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information March 31, 2026
Eaton Vance
National Limited Maturity Municipal Income Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2026
Portfolio of Investments

Corporate Bonds — 0.8%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.8%
CommonSpirit Health, 6.073%, 11/1/27	$3,500	$ 3,589,003
Total Corporate Bonds (identified cost $3,500,000)		$ 3,589,003

Tax-Exempt Municipal Obligations — 93.5%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.7%
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/37	$2,945	$ 3,001,081
Oklahoma Water Resources Board, (State Loan Program), 5.00%, 10/1/42	340	363,389
		$ 3,364,470
Education — 6.4%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 2.831%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$2,000	$ 1,994,166
Arizona Industrial Development Authority, (Equitable School Revolving Fund LLC), 5.00%, 11/1/34	1,000	1,109,012
Build NYC Resource Corp., NY, (Success Academy Charter School), 5.00%, 9/1/33	75	80,696
Colorado State University, 4.375% to 3/1/29 (Put Date), 3/1/48	2,750	2,805,577
Connecticut State Health and Educational Facilities Authority, Area Cooperative Educational Services, 5.00%, 7/1/35	35	39,829
Maryland Health and Higher Educational Facilities Authority, (Pooled Loan Program), (LOC: TD Bank, N.A.), 2.45%, 4/1/35(2)	3,250	3,250,000
Massachusetts Development Finance Agency, (Harvard University):
4.00%, 7/15/36	1,640	1,628,814
5.00% to 5/13/32 (Put Date), 5/15/55	5,270	5,883,609
Purdue University, IN, 4.00%, 7/1/40	1,310	1,309,973
University of Connecticut, 5.00%, 2/15/36	4,930	5,631,797
University of Massachusetts Building Authority, 5.25%, 11/1/47	3,320	3,364,607
University of Pittsburgh, PA, 4.00%, 9/15/44	3,065	2,904,208
		$ 30,002,288
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 3.7%
Arkansas River Power Authority, CO, 5.00%, 10/1/30	$1,000	$ 1,036,464
Clark County Public Utility District No. 1, WA, Electric System Revenue:
5.00%, 1/1/39	475	512,951
5.00%, 1/1/41	475	505,980
Gainesville, FL, Utilities System Revenue, (SPA: Truist Bank), 2.70%, 10/1/42(3)	5,000	5,000,000
Long Island Power Authority, NY, Electric System Revenue, 5.00% to 9/1/27 (Put Date), 9/1/52	3,000	3,058,362
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	4,345	4,345,335
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/35	510	578,306
Utility Debt Securitization Authority, NY, 5.00%, 6/15/37	1,850	2,126,876
		$ 17,164,274
Escrowed/Prerefunded — 0.1%
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), Escrowed to Maturity, 4.00%, 4/1/26	$375	$ 375,000
		$ 375,000
General Obligations — 11.8%
Adams County School District No. 14, CO, 5.00%, 12/1/33	$1,000	$ 1,134,365
Bar Harbor, ME, 5.00%, 9/1/42	290	315,692
Bonneville Joint School District No. 93, ID, 5.00%, 9/15/32	1,500	1,681,360
Chicago Board of Education, IL:
5.00%, 12/1/26	2,000	2,013,891
5.00%, 12/1/36	2,700	2,606,975
5.25%, 12/1/36	1,000	1,029,882
Cleburne Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/40	1,750	1,912,563
Crowley Independent School District, TX, (PSF Guaranteed):
5.00%, 2/1/33	500	562,452
5.00%, 2/1/34	720	816,189
5.00%, 2/1/35	550	627,111
5.00%, 2/1/36	750	845,115
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/27	2,000	2,043,671
Denton Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/30 (Put Date), 8/15/55	1,000	1,040,701
Fairfield-Suisun Unified School District, CA, 0.00%, 2/1/29	285	263,939

1
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Illinois:
5.00%, 11/1/26	$5,000	$ 5,063,607
5.50%, 5/1/30	500	530,018
Keller Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/31	1,000	1,102,323
5.00%, 2/15/36	2,050	2,306,690
Knox Warren ETC Counties Community College District No. 518, IL, 3.375%, 12/1/35	1,465	1,465,000
Maryland, 3.00%, 8/1/31	1,530	1,520,022
Montgomery County, MD, 2.00%, 8/1/39	1,995	1,494,992
New York, NY, 5.00%, 8/1/33	2,530	2,837,304
North East Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/35	3,750	4,225,881
Oregon:
5.00%, 5/15/31	225	245,309
5.00%, 5/15/33	1,450	1,570,106
5.00%, 5/15/35	400	430,332
5.00%, 5/15/36	750	803,372
Prosper Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/28 (Put Date), 2/15/53	2,000	2,056,256
Puerto Rico:
5.625%, 7/1/27	4,200	4,281,539
5.625%, 7/1/29	2,000	2,112,408
Texas, (AMT), 5.00%, 8/1/27	4,380	4,387,238
Wayne County, MI, Grosse Pointe Public School System, 5.00%, 5/1/41	155	167,163
Williamson Jackson ETC Counties Community College District No. 530, IL, 3.50%, 6/1/36	1,860	1,859,178
		$ 55,352,644
Hospital — 4.9%
Duluth Economic Development Authority, MN, (Essentia Health Obligated Group), 4.25%, 2/15/43	$2,000	$ 1,912,743
Harris County Cultural Education Facilities Finance Corp., TX, (Houston Methodist Hospital), 4.00%, 12/1/45	3,885	3,587,044
Illinois Finance Authority, (Advocate Health Care Network), 4.00%, 5/1/41	2,545	2,401,898
Indiana Finance Authority, (Franciscan Alliance, Inc.), 5.00%, 11/1/41	2,065	2,068,085
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/29	410	402,637
Massachusetts Development Finance Agency, (Mass General Brigham), 5.00%, 7/1/35	800	908,315
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 6/1/30	3,500	3,673,830
Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/36	2,000	2,011,517
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Healthcare), 5.00% to 5/15/26 (Put Date), 11/15/52	$2,000	$ 2,005,498
Utah County, UT, (IHC Health Services, Inc.), 4.00%, 5/15/47	4,820	4,290,624
		$ 23,262,191
Housing — 8.2%
Charleston Housing Authority, SC, 4.50%, 9/1/35	$215	$ 216,277
Connecticut Housing Finance Authority, (Housing Mortgage Finance), 1.10%, 11/15/29	200	181,398
EP Tuscany Zaragosa PFC, TX, (Tuscany at Mesa Hills and Villas at Zaragosa), 4.00%, 12/1/33	4,985	4,980,598
Michigan Housing Development Authority:
3.70%, 4/1/30	1,500	1,499,985
3.75%, 4/1/27	1,425	1,425,093
Missouri Housing Development Commission, SFMR:
(FHLMC), (FNMA), (GNMA), 3.30%, 12/1/47	933	869,530
(FHLMC), (FNMA), (GNMA), 3.40%, 11/1/46	1,809	1,664,656
New Canaan Housing Authority, CT, (HANC Lakeview LLC), (FNMA), 4.00%, 12/1/34	1,550	1,574,285
North Carolina Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.35%, 1/1/35(4)	3,085	2,968,015
Pennsylvania Housing Finance Agency, SFMR, 3.50%, 10/1/36	1,530	1,504,938
Raleigh Housing Authority, NC, (Tryon Flats), 2.95% to 3/1/29 (Put Date), 9/1/59	2,460	2,448,932
Seattle Housing Authority, WA, (Juniper Apartments), 5.00%, 6/1/27	2,800	2,822,221
South Carolina Jobs-Economic Development Authority, (Latitude at Wescott), 4.00%, 11/1/35	2,450	2,411,196
South Carolina Jobs-Economic Development Authority, (Sixteenth Floor Obligated Group):
4.00%, 12/1/35	1,220	1,200,524
5.00%, 12/1/35	2,755	2,886,403
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(5)	95	95,000
Vancouver Housing Authority, WA, (Navalia and Alena), 4.00%, 8/1/34	3,065	3,018,003
Virginia Housing Development Authority, 4.10%, 10/1/27	2,925	2,926,919
Wisconsin Health and Educational Facilities Authority, (Wisconsin Housing Preservation Corp.), 4.00%, 11/1/34	1,000	1,008,711
Wisconsin Housing and Economic Development Authority, Housing Revenue, 3.75% to 5/1/28 (Put Date), 11/1/55	2,915	2,928,375
		$ 38,631,059

2
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 5.5%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$505	$ 492,679
Burke County Development Authority, GA, (Georgia Power Co. Plant Vogtle):
2.80%, 10/1/32	1,400	1,356,137
2.90%, 7/1/49(3)	1,000	1,000,000
California Municipal Finance Authority, (United Airlines, Inc. Los Angeles International Airport), (AMT), 4.00%, 7/15/29	2,335	2,343,588
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 2.875%, 10/1/45(6)	1,500	1,499,216
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 4.25% to 7/2/29 (Put Date), 11/1/38	1,000	1,021,032
Louisa Industrial Development Authority, (Virginia Electric and Power Co.), 3.125% to 10/1/30 (Put Date), 11/1/35	1,000	993,990
Mission Economic Development Corp., TX, (Republic Services, Inc.), (AMT), 4.00% to 6/1/34 (Put Date), 6/1/54	1,435	1,433,075
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer), 1.00% to 8/21/26 (Put Date), 7/1/49	1,000	991,766
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation, LLC), 4.10% to 4/3/28 (Put Date), 4/1/53	2,000	2,042,422
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(7)	860	832,907
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(7)	435	421,209
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 6.00%, 4/1/35	1,705	1,870,588
Oregon Business Development Commission, (Intel Corp.), 3.80% to 6/15/28 (Put Date), 12/1/40	2,000	2,024,701
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 4.25% to 7/1/27 (Put Date), 7/1/41	2,500	2,522,667
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 6/5/26 (Put Date), 12/1/44	5,000	5,017,550
		$ 25,863,527
Insured - Education — 0.3%
Eastern Michigan University:
(BAM), 5.00%, 3/1/36	$400	$ 446,370
(BAM), 5.00%, 3/1/38	555	609,920
Security	Principal Amount (000's omitted)	Value
Insured - Education (continued)
State Public School Building Authority, PA, (Delaware County Community College), (BAM), 5.00%, 10/1/38	$205	$ 221,435
		$ 1,277,725
Insured - Electric Utilities — 0.1%
Muscatine Power and Water Electric Revenue, IA, (AG), 5.00%, 12/1/35	$550	$ 610,809
		$ 610,809
Insured - General Obligations — 2.4%
Gadsden, AL, (BAM), 5.00%, 10/1/35	$25	$ 28,317
Harris County Improvement District No. 18, TX, (BAM), 3.50%, 9/1/43	1,260	1,075,830
Harris County Municipal Utility District No. 165, TX, (BAM), 3.375%, 3/1/41	3,625	3,174,215
Lawrence and Crawford Counties Community Unit School District No. 20 Lawrenceville, IL:
(BAM), 5.00%, 12/1/33	320	358,117
(BAM), 5.00%, 12/1/35	890	971,600
Mount Vernon, IL:
(BAM), 5.00%, 12/15/34	950	1,013,352
(BAM), 5.00%, 12/15/36	635	670,452
New Haven, CT, (AG), 5.00%, 8/1/34	875	983,062
Sterling, IL:
(BAM), 5.00%, 11/1/32	765	849,376
(BAM), 5.00%, 11/1/34	650	731,216
(BAM), 5.00%, 11/1/38	775	853,149
Temecula Valley Unified School District, CA, (Election of 2012), (AG), 4.00%, 8/1/45	220	212,623
Yonkers, NY, (AG), 5.00%, 2/1/35	400	447,145
		$ 11,368,454
Insured - Hospital — 0.2%
Maryland Health and Higher Educational Facilities Authority, (TidalHealth, Inc):
(AG), 5.00%, 7/1/36	$305	$ 337,106
(AG), 5.00%, 7/1/37	500	548,828
		$ 885,934
Insured - Special Tax Revenue — 1.8%
Big Sky Resort Area District, MT, (1% Resort Tax - Cold Smoke):
(AG), 5.00%, 7/1/37	$300	$ 336,343
(AG), 5.00%, 7/1/41	355	385,426

3
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Downtown Revitalization Public Infrastructure District, UT:
(AG), 5.00%, 6/1/36	$1,650	$ 1,745,144
(AG), 5.00%, 6/1/38	1,650	1,732,117
Enterprise Board of Education, AL, (BAM), 5.00%, 3/1/36	415	460,652
Garden State Preservation Trust, NJ, (AG), 5.75%, 11/1/28	635	666,181
Parish of Livingston, LA, Sales Tax Revenue:
(AG), 5.00%, 10/1/34	1,665	1,876,257
(AG), 5.00%, 10/1/35	700	791,667
Park Creek Metropolitan District, CO, (AG), 5.00%, 12/1/32	350	389,973
		$ 8,383,760
Insured - Transportation — 1.1%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AG), (AMT), 5.00%, 1/1/27	$815	$ 829,041
(AG), (AMT), 5.00%, 1/1/28	1,000	1,032,918
Chicago, IL, (Midway International Airport), (BAM), (AMT), 5.00%, 1/1/28	3,250	3,356,985
		$ 5,218,944
Insured - Water and Sewer — 1.7%
Berkeley County Public Service Sewer District, WV, Green Bonds, (BAM), 5.00%, 6/1/37	$635	$ 677,329
Buffalo Municipal Water Finance Authority, NY:
(BAM), 5.00%, 7/1/32(4)	300	340,694
(BAM), 5.00%, 7/1/33(4)	300	345,235
(BAM), 5.00%, 7/1/34(4)	350	406,193
(BAM), 5.00%, 7/1/35(4)	300	345,078
Shreveport, LA, Water and Sewer Revenue, (AG), 5.00%, 12/1/34	2,890	3,236,180
Yuma, AZ, Water and Sewer Revenue:
(AG), 5.00%, 7/1/26	1,460	1,469,266
(AG), 5.00%, 7/1/40	335	368,299
(AG), 5.00%, 7/1/41	650	711,252
		$ 7,899,526
Lease Revenue/Certificates of Participation — 5.1%
Anderson School Building Corp., IN:
5.00%, 1/15/29	$100	$ 105,539
5.00%, 1/15/30	125	133,827
5.00%, 1/15/31	145	157,274
5.00%, 1/15/33	125	138,045
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Anderson School Building Corp., IN: (continued)
5.00%, 7/15/36	$40	$ 44,915
Brownsburg 1999 School Building Corp., IN:
5.00%, 7/15/37	675	743,725
5.00%, 7/15/39	750	816,666
Cleveland Educational Facilities Authority, OK, (Cleveland Public School):
5.00%, 9/1/28	260	270,685
5.00%, 9/1/31	355	380,359
Cloverdale High School Building Corp., IN:
5.00%, 7/15/36	1,060	1,162,100
5.00%, 7/15/38	555	600,454
Golden, CO:
5.00%, 12/1/37	1,100	1,211,180
5.00%, 12/1/39	1,400	1,526,768
IPS Multi-School Building Corp., IN, Social Bonds, 5.00%, 7/15/37	805	898,362
Larimer County, CO, (Ranch Project), 5.00%, 12/1/36	440	496,712
New Jersey Economic Development Authority, (State House), 4.00%, 6/15/29	3,340	3,438,810
New Jersey Transportation Trust Fund Authority, (Transportation Program):
5.00%, 6/15/26	1,000	1,005,047
5.00%, 6/15/33	2,500	2,814,681
Rogers County Educational Facilities Authority, OK, (Talala Public Schools):
5.00%, 9/1/27	315	321,760
5.00%, 9/1/33	495	529,755
St. Lucie County, FL, 5.00%, 10/1/40	3,435	3,786,927
Westfield High School Building Corp., IN, 5.00%, 7/15/36	1,475	1,631,524
Westfield-Washington Multi-School Building Corp., IN, 5.00%, 7/15/36	1,415	1,565,157
		$ 23,780,272
Other Revenue — 9.1%
Black Belt Energy Gas District, AL:
2.79%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(1)	$5,000	$ 4,994,820
5.00%, 12/1/34	3,750	3,915,264
5.00% to 5/1/35 (Put Date), 12/1/55	1,000	1,058,416
5.25% to 10/1/30 (Put Date), 1/1/54	3,500	3,713,588
5.50% to 2/1/29 (Put Date), 6/1/49	2,000	2,103,406
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	3,680	3,759,506
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,905	5,336,604

4
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	$1,200	$ 468,000
Central Valley Energy Authority, CA, 5.00%, 8/1/33	430	453,923
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(7)	1,025	1,038,022
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 9/1/30 (Put Date), 9/1/53	2,500	2,629,369
5.00% to 6/1/31 (Put Date), 12/1/53	2,500	2,647,415
5.00% to 12/1/30 (Put Date), 5/1/54	1,800	1,891,214
Minnesota Municipal Gas Agency, (Liq: Royal Bank of Canada), 3.446%, (67% of SOFR + 1.00%), 12/1/52(1)	7,500	7,482,798
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	90	90,041
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 3.288%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(1)	1,335	1,336,278
		$ 42,918,664
Senior Living/Life Care — 2.0%
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	$2,640	$ 2,595,093
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 3.12%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(1)	435	434,733
New Hope Cultural Education Facilities Finance Corp., TX, (Bella Vida Forefront Living), 4.625%, 10/1/30	1,590	1,564,681
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 4.25%, 1/1/33	2,105	2,105,561
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 4.00%, 12/1/28	170	171,866
Washington Housing Finance Commission, (Horizon House):
4.375%, 1/1/33	1,500	1,476,583
5.00%, 1/1/35	1,000	980,672
		$ 9,329,189
Special Tax Revenue — 5.8%
Baltimore, MD, (Harbor Point), 3.15%, 6/1/29(7)	$200	$ 196,570
Bullhead, AZ, Excise Taxes Revenue:
0.95%, 7/1/26	350	347,709
1.15%, 7/1/27	750	728,043
Lawton Industrial Development Authority, OK:
5.00%, 7/1/36	150	164,886
5.00%, 7/1/37	200	218,469
Maryland Department of Transportation, 2.50%, 10/1/33	1,495	1,375,182
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 12/15/27	1,000	1,001,950
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Metropolitan Transportation Authority, TN, 5.25%, 11/15/36	$3,225	$ 3,261,740
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(5)	280	0
5.75%, 5/1/38	265	267,358
New York City Transitional Finance Authority, NY, Future Tax Revenue:
(SPA: Barclays Bank PLC), 2.85%, 11/1/44(3)	2,500	2,500,000
(SPA: JPMorgan Chase Bank, N.A.), 2.70%, 8/1/45(3)	2,000	2,000,000
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	2,000	2,249,626
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/33	4,500	3,465,031
4.50%, 7/1/34	5,185	5,184,954
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(8)	276	112,985
Utah Transit Authority, 5.00%, 12/15/33	3,000	3,412,936
Vanderburgh County Redevelopment District, IN:
5.00%, 2/1/28	300	309,510
5.00%, 2/1/30	425	449,450
		$ 27,246,399
Student Loan — 1.0%
Iowa Student Loan Liquidity Corp., (AMT), 5.00%, 12/1/29	$1,575	$ 1,660,900
Massachusetts Educational Financing Authority, (AMT), 3.625%, 7/1/38	1,050	1,027,133
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/29	2,000	2,119,704
		$ 4,807,737
Transportation — 14.8%
Allegheny County Airport Authority, PA, (AMT), 5.00%, 1/1/28	$1,005	$ 1,039,997
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.72%, (SIFMA + 0.30%), 4/1/56(1)	5,000	4,967,742
Broward County, FL, Airport System Revenue:
(AMT), 5.00%, 10/1/29	2,000	2,003,150
(AMT), 5.00%, 10/1/30	2,480	2,483,742
Charleston County Airport District, SC:
5.00%, 7/1/39	750	823,283
5.00%, 7/1/40	700	762,627
5.00%, 7/1/42	730	787,434
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 11/15/28	4,920	5,174,099

5
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Denver City and County, CO, Airport System Revenue: (continued)
(AMT), 5.25%, 11/15/26	$1,000	$ 1,015,130
(AMT), 5.25%, 11/15/27	1,100	1,142,449
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/27	2,550	2,628,243
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/30	5,000	5,157,974
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/28	1,000	1,044,942
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/46	4,240	4,252,501
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/28	2,265	2,377,135
(AMT), 5.00%, 10/1/29	2,000	2,057,297
(AMT), 5.00%, 10/1/32	6,360	6,414,304
North Texas Tollway Authority, 5.00%, 1/1/27	4,000	4,071,613
Pennsylvania Turnpike Commission, 5.00%, 12/1/39	2,850	2,984,599
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/28	4,800	5,015,721
Port Authority of New York and New Jersey, (AMT), 5.00%, 11/15/32	1,500	1,516,519
Port of Seattle, WA:
(AMT), 5.00%, 5/1/33	2,000	2,036,792
(AMT), 5.00%, 4/1/40	4,875	4,877,179
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/31	2,460	2,553,762
(AMT), 5.00%, 7/1/32	2,225	2,270,823
		$ 69,459,057
Water and Sewer — 6.8%
Broomfield City and County, CO, Water Revenue, 5.00%, 12/1/36	$500	$ 569,301
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/36	1,805	1,805,431
District of Columbia Water and Sewer Authority:
(SPA: Bank of America, N.A.), 2.70%, 10/1/60(3)	5,000	5,000,000
Green Bonds, 5.00%, 10/1/36	2,930	3,327,092
Grand Strand Water and Sewer Authority, SC, 2.00%, 6/1/33	690	607,150
Great Lakes Water Authority, MI, Water Supply System Revenue, 5.00%, 7/1/32	2,750	3,079,425
Honolulu City and County, HI, Wastewater System Revenue, 5.00%, 7/1/36	1,500	1,704,568
King County, WA, Sewer Improvement and Refunding Revenue:
4.00%, 7/1/45	6,950	6,399,584
(SPA: U.S. Bank, N.A.), 2.60%, 1/1/65(3)	3,500	3,500,000
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/36(4)	$985	$ 1,122,979
San Antonio, TX, Water System Revenue, (SPA: Truist Bank), 2.75%, 5/1/54(3)	5,000	5,000,000
		$ 32,115,530
Total Tax-Exempt Municipal Obligations (identified cost $438,619,148)		$439,317,453

Taxable Municipal Obligations — 5.8%
Security	Principal Amount (000's omitted)	Value
Education — 0.1%
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(7)	$500	$ 527,309
		$ 527,309
Electric Utilities — 0.7%
Lincoln, NE, Electric System Revenue, 1.499%, 9/1/30	$1,500	$ 1,341,138
South Carolina Public Service Authority, 4.71%, 12/1/28	2,000	2,025,930
		$ 3,367,068
General Obligations — 1.7%
California, 7.50%, 4/1/34(9)	$2,500	$ 2,873,995
Detroit, MI, Social Bonds, 2.711%, 4/1/26	700	700,000
Homewood, AL, 2.00%, 9/1/26	625	620,143
Honolulu City and County, HI, Green Bonds, 3.118%, 10/1/31	1,690	1,604,003
King County, WA, Sustainability Bonds, 2.16%, 12/1/32	2,000	1,757,744
Nashua, NH, 1.40%, 1/15/33	375	311,726
		$ 7,867,611
Hospital — 0.1%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$640	$ 625,104
		$ 625,104
Housing — 1.0%
New York Housing Finance Agency, Social Bonds, (SPA: TD Bank, N.A.), 3.75%, 11/1/55(2)	$4,425	$ 4,425,000
		$ 4,425,000

6
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 0.1%
Westland, MI, (BAM), 1.734%, 11/1/31	$400	$ 349,025
		$ 349,025
Insured - Transportation — 0.4%
Miami-Dade County, FL, Seaport Revenue, (AG), 1.349%, 10/1/26	$2,035	$ 2,009,258
		$ 2,009,258
Senior Living/Life Care — 0.0%†
Butler County Port Authority, OH, (Community First Solutions), 2.25%, 5/15/26	$75	$ 74,803
		$ 74,803
Student Loan — 0.1%
Rhode Island Student Loan Authority, 2.373%, 12/1/28	$400	$ 381,331
		$ 381,331
Transportation — 1.6%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 1.433%, 4/1/27	$7,695	$ 7,517,261
		$ 7,517,261
Total Taxable Municipal Obligations (identified cost $26,933,285)		$ 27,143,770

Short-Term Investments — 0.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 4/7/26	$2,000	$ 1,998,797
Total Short-Term Investments (identified cost $1,998,801)		$ 1,998,797
Total Investments — 100.5% (identified cost $471,051,234)		$472,049,023
Other Assets, Less Liabilities — (0.5)%		$ (2,438,496)
Net Assets — 100.0%		$469,610,527
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2026.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2026.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2026.
(4)	When-issued security.
(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy and is non-income producing.
(6)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at March 31, 2026.
(7)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $3,016,017 or 0.6% of the Fund's net assets.
(8)	Security is in default and making only partial interest payments.
(9)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
At March 31, 2026, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	11.6%
Others, representing less than 10% individually	87.7%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2026, 8.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.7% to 4.4% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index

7
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2026
Portfolio of Investments — continued

SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
8
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2026
Statement of Assets and Liabilities

March 31, 2026
Assets
Investments, at value (identified cost $471,051,234)	$472,049,023
Interest and dividends receivable	5,707,507
Receivable for investments sold	858,873
Receivable for Fund shares sold	107,997
Trustees' deferred compensation plan	198,356
Total assets	$478,921,756
Liabilities
Payable for when-issued securities	$5,763,448
Payable for Fund shares redeemed	1,370,737
Distributions payable	348,252
Due to custodian	1,214,278
Payable to affiliates:
Investment adviser fee	163,991
Distribution and service fees	22,213
Sub-transfer agency fee	4,234
Trustees' deferred compensation plan	198,356
Accrued expenses	225,720
Total liabilities	$9,311,229
Net Assets	$469,610,527
Sources of Net Assets
Paid-in capital	$498,206,711
Accumulated loss	(28,596,184)
Net Assets	$469,610,527
Class A Shares
Net Assets	$139,836,521
Shares Outstanding	15,016,887
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.31
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$9.62
Class C Shares
Net Assets	$5,593,057
Shares Outstanding	640,160
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.74
Class I Shares
Net Assets	$324,180,949
Shares Outstanding	34,797,665
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.32
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2026
Statement of Operations

Year Ended
March 31, 2026
Investment Income
Dividend income	$5,909
Interest income	18,903,294
Total investment income	$18,909,203
Expenses
Investment adviser fee	$2,026,322
Distribution and service fees:
Class A	213,939
Class C	54,294
Trustees’ fees and expenses	29,703
Custodian fee	115,833
Transfer and dividend disbursing agent fees	161,208
Legal and accounting services	120,265
Printing and postage	3,749
Registration fees	82,202
Miscellaneous	111,880
Total expenses	$2,919,395
Net investment income	$15,989,808
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$175,790
Net realized gain	$175,790
Change in unrealized appreciation (depreciation):
Investments	$2,596,828
Net change in unrealized appreciation (depreciation)	$2,596,828
Net realized and unrealized gain	$2,772,618
Net increase in net assets from operations	$18,762,426
10
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2026
Statements of Changes in Net Assets

	Year Ended March 31,
	2026	2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$15,989,808	$16,368,178
Net realized gain	175,790	1,226,136
Net change in unrealized appreciation (depreciation)	2,596,828	(4,083,696)
Net increase in net assets from operations	$18,762,426	$13,510,618
Distributions to shareholders:
Class A	$(4,534,831)	$(5,086,036)
Class C	(146,416)	(205,252)
Class I	(11,260,831)	(10,952,847)
Total distributions to shareholders	$(15,942,078)	$(16,244,135)
Transactions in shares of beneficial interest:
Class A	$(8,378,280)	$(17,097,525)
Class C	(1,677,825)	(2,370,714)
Class I	(54,797,028)	64,201,991
Net increase (decrease) in net assets from Fund share transactions	$(64,853,133)	$44,733,752
Net increase (decrease) in net assets	$(62,032,785)	$42,000,235
Net Assets
At beginning of year	$531,643,312	$489,643,077
At end of year	$469,610,527	$531,643,312
11
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2026
Financial Highlights

	Class A
	Year Ended March 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$9.26	$9.32	$9.33	$9.48	$9.91
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.31	$0.29	$0.22	$0.15
Net realized and unrealized gain (loss)	0.05	(0.07)	(0.01)	(0.15)	(0.43)
Total income (loss) from operations	$0.35	$0.24	$0.28	$0.07	$(0.28)
Less Distributions
From net investment income	$(0.30)	$(0.30)	$(0.29)	$(0.22)	$(0.15)
Total distributions	$(0.30)	$(0.30)	$(0.29)	$(0.22)	$(0.15)
Net asset value — End of year	$9.31	$9.26	$9.32	$9.33	$9.48
Total Return(2)	3.78%	2.64%	3.04%	0.77%	(2.89)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$139,837	$147,495	$165,427	$180,721	$227,994
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.69%	0.70%	0.68%	0.66%	0.61%
Net expenses	0.69%	0.70%	0.68%	0.66%	0.61%
Net investment income	3.19%	3.28%	3.14%	2.31%	1.50%
Portfolio Turnover	65%	92%	80%	110%	70%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
12
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2026
Financial Highlights — continued

	Class C
	Year Ended March 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$8.69	$8.74	$8.75	$8.90	$9.29
Income (Loss) From Operations
Net investment income(1)	$0.21	$0.22	$0.21	$0.14	$0.07
Net realized and unrealized gain (loss)	0.05	(0.05)	(0.02)	(0.15)	(0.39)
Total income (loss) from operations	$0.26	$0.17	$0.19	$(0.01)	$(0.32)
Less Distributions
From net investment income	$(0.21)	$(0.22)	$(0.20)	$(0.14)	$(0.07)
Total distributions	$(0.21)	$(0.22)	$(0.20)	$(0.14)	$(0.07)
Net asset value — End of year	$8.74	$8.69	$8.74	$8.75	$8.90
Total Return(2)	3.04%	1.94%	2.26%	(0.08)%	(3.47)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$5,593	$7,249	$9,665	$11,733	$13,732
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.45%	1.45%	1.43%	1.41%	1.36%
Net expenses	1.45%	1.45%	1.43%	1.41%	1.36%
Net investment income	2.44%	2.53%	2.39%	1.56%	0.75%
Portfolio Turnover	65%	92%	80%	110%	70%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
13
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2026
Financial Highlights — continued

	Class I
	Year Ended March 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$9.27	$9.32	$9.33	$9.49	$9.91
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.32	$0.30	$0.23	$0.16
Net realized and unrealized gain (loss)	0.05	(0.05)	(0.01)	(0.16)	(0.42)
Total income (loss) from operations	$0.36	$0.27	$0.29	$0.07	$(0.26)
Less Distributions
From net investment income	$(0.31)	$(0.32)	$(0.30)	$(0.23)	$(0.16)
Total distributions	$(0.31)	$(0.32)	$(0.30)	$(0.23)	$(0.16)
Net asset value — End of year	$9.32	$9.27	$9.32	$9.33	$9.49
Total Return(2)	3.94%	2.90%	3.19%	0.82%	(2.64)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$324,181	$376,899	$314,551	$349,479	$382,323
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.54%	0.55%	0.53%	0.51%	0.46%
Net expenses	0.54%	0.55%	0.53%	0.51%	0.46%
Net investment income	3.34%	3.42%	3.29%	2.46%	1.65%
Portfolio Turnover	65%	92%	80%	110%	70%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
14
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2026
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance National Limited Maturity Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders. As of March 31, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund's financial statement presentation or disclosure.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
15

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2026
Notes to Financial Statements — continued

E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended March 31, 2026 and March 31, 2025 was as follows:
	Year Ended March 31,
	2026	2025
Tax-exempt income	$14,643,727	$14,790,507
Ordinary income	$1,298,351	$1,453,628
16

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2026
Notes to Financial Statements — continued

As of March 31, 2026, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$ 348,252
Deferred capital losses	(29,424,316)
Net unrealized appreciation	828,132
Distributions payable	(348,252)
Accumulated loss	$(28,596,184)
At March 31, 2026, the Fund, for federal income tax purposes, had deferred capital losses of $29,424,316 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2026, $21,781,625 are short-term and $7,642,691 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$471,220,891
Gross unrealized appreciation	$4,976,214
Gross unrealized depreciation	(4,148,082)
Net unrealized appreciation	$828,132
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the year ended March 31, 2026, the investment adviser fee amounted to $2,026,322 or 0.42% of the Fund’s average daily net assets. Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended March 31, 2026, EVM earned $20,624 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,802 as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2026. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended March 31, 2026 in the amount of less than $100. EVD also received distribution and service fees from Class A and Class C shares(see Note 4) and contingent deferred sales charges (see Note 5).
17

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2026
Notes to Financial Statements — continued

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2026 amounted to $213,939 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended March 31, 2026, the Fund paid or accrued to EVD $45,245 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service payments equal to 0.15% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended March 31, 2026 amounted to $9,049 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended March 31, 2026, the Fund was informed that EVD received $365 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $315,478,030 and $376,430,116, respectively, for the year ended March 31, 2026.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended March 31, 2026		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	1,900,524	$ 17,742,428	2,273,177	$ 21,180,216
Issued to shareholders electing to receive payments of distributions in Fund shares	411,491	3,835,892	457,689	4,264,176
Redemptions	(3,217,516)	(29,956,600)	(4,562,002)	(42,541,917)
Net decrease	(905,501)	$ (8,378,280)	(1,831,136)	$(17,097,525)
18

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2026
Notes to Financial Statements — continued

	Year Ended March 31, 2026		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount
Class C
Sales	99,389	$ 873,510	58,029	$ 507,968
Issued to shareholders electing to receive payments of distributions in Fund shares	15,824	138,343	21,736	190,000
Redemptions	(309,070)	(2,689,678)	(351,249)	(3,068,682)
Net decrease	(193,857)	$ (1,677,825)	(271,484)	$ (2,370,714)
Class I
Sales	13,819,459	$128,397,888	19,675,695	$183,122,808
Issued to shareholders electing to receive payments of distributions in Fund shares	737,621	6,878,985	736,715	6,868,464
Redemptions	(20,428,083)	(190,073,901)	(13,486,095)	(125,789,281)
Net increase (decrease)	(5,871,003)	$(54,797,028)	6,926,315	$ 64,201,991
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended March 31, 2026.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 3,589,003	$ —	$ 3,589,003
Tax-Exempt Municipal Obligations	—	439,317,453	—	439,317,453
Taxable Municipal Obligations	—	27,143,770	—	27,143,770
Short-Term Investments	—	1,998,797	—	1,998,797
Total Investments	$ —	$472,049,023	$ —	$472,049,023
19

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2026
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance National Limited Maturity Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance National Limited Maturity Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Investment Trust), including the portfolio of investments, as of March 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
May 21, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
20

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2026
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2027 will show the tax status of all distributions paid to your account in calendar year 2026. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended March 31, 2026, the Fund designates 91.86% of distributions from net investment income as an exempt-interest dividend.
21

This Page Intentionally Left Blank

EXNAX-NCSR    3.31.26

Eaton Vance
Short Duration Municipal
Opportunities Fund
Annual Financial Statements and
Additional Information
March 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information March 31, 2026
Eaton Vance
Short Duration Municipal Opportunities Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2026
Portfolio of Investments

Corporate Bonds — 0.7%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.7%
CommonSpirit Health, 6.073%, 11/1/27	$5,500	$ 5,639,862
Total Corporate Bonds (identified cost $5,500,000)		$ 5,639,862

Tax-Exempt Mortgage-Backed Securities — 0.0%†
Security	Principal Amount (000's omitted)	Value
Housing — 0.0%†
FRETE 2017-ML01 Trust, (Freddie Mac guaranteed), 4.282%, (30-day SOFR Average + 0.50%), 1/25/33(1)(2)	$412	$ 411,596
Total Tax-Exempt Mortgage-Backed Securities (identified cost $411,606)		$ 411,596

Tax-Exempt Municipal Obligations — 90.5%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.1%
Oklahoma Water Resources Board, (State Loan Program), 5.00%, 10/1/42	$340	$ 363,389
		$ 363,389
Education — 7.8%
Arizona Industrial Development Authority, (Academies of Math & Science), 4.00%, 7/1/29(1)	$810	$ 803,891
Arizona Industrial Development Authority, (Equitable School Revolving Fund LLC):
5.00%, 11/1/35	1,675	1,857,958
5.00%, 11/1/36	1,985	2,181,927
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	395	395,316
Arlington Higher Education Finance Corp., TX, (Leadership Prep School), (PSF Guaranteed), 4.00%, 6/15/44	400	383,861
Arlington Higher Education Finance Corp., TX, (Life School of Dallas), (PSF Guaranteed), 4.00%, 8/15/44	240	230,627
Build NYC Resource Corp., NY, (Nightingale-Bamford School), 5.00%, 7/1/40	1,250	1,354,642
Security	Principal Amount (000's omitted)	Value
Education (continued)
California Infrastructure and Economic Development Bank, (The Colburn School), Social Bonds, 3.32%, (SIFMA + 0.90%), 6/1/27 (Put Date), 8/1/72(2)	$4,750	$ 4,748,602
California Municipal Finance Authority, (St. Mary's School - Aliso Viejo), 4.65%, 5/1/30	400	408,222
California School Finance Authority, (KIPP SoCal Public Schools):
5.00%, 7/1/26(1)	105	105,311
5.00%, 7/1/27(1)	110	112,119
5.00%, 7/1/28(1)	160	165,599
5.00%, 7/1/29(1)	165	172,718
Connecticut Health and Educational Facilities Authority, (Quinnipiac University):
5.00%, 7/1/33	975	1,092,057
5.00%, 7/1/34	1,000	1,125,298
5.25%, 7/1/53	2,460	2,526,028
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/39	1,275	1,352,876
Connecticut Health and Educational Facilities Authority, (Trinity College):
5.00%, 6/1/29	100	106,813
5.00%, 6/1/31	125	137,239
5.00%, 6/1/32	115	127,635
5.00%, 6/1/33	125	139,493
5.00%, 6/1/34	30	33,812
5.00%, 6/1/35	75	84,628
5.00%, 6/1/38	100	111,401
5.00%, 6/1/39	150	165,961
5.00%, 6/1/40	100	110,001
5.00%, 6/1/41	100	109,698
5.00%, 6/1/42	100	109,064
5.00%, 6/1/44	35	37,719
Connecticut State Health and Educational Facilities Authority, (Area Cooperative Educational Services):
5.00%, 7/1/33	100	111,937
5.00%, 7/1/34	175	198,009
5.00%, 7/1/36	185	208,656
5.00%, 7/1/38	310	343,285
5.00%, 7/1/39	240	264,067
District of Columbia, (District of Columbia International School), 5.00%, 7/1/29	885	921,695
District of Columbia, (KIPP DC):
5.00%, 7/1/27	250	255,494
5.00%, 7/1/28	240	247,136
5.00%, 7/1/29	235	244,378
Massachusetts Development Finance Agency, (Harvard University), 5.00% to 5/13/32 (Put Date), 5/15/55	6,580	7,346,138

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
New York Dormitory Authority, (School Districts Revenue Bond Financing Program), 5.00%, 10/1/29	$2,250	$ 2,277,526
Private Colleges and Universities Authority, GA, (Emory University), 5.00%, 9/1/32	2,300	2,575,681
Public Finance Authority, WI, (North Carolina Leadership Academy), 4.00%, 6/15/29(1)	160	158,787
Public Finance Authority, WI, (Roseman University of Health Sciences), 5.00%, 4/1/30(1)	1,200	1,224,160
Purdue University, IN, 4.00%, 7/1/40	1,310	1,309,972
South Carolina Jobs-Economic Development Authority, (Furman University):
5.00%, 10/1/35	1,095	1,226,109
5.00%, 10/1/36	1,165	1,305,747
University of Connecticut:
5.00%, 2/15/36	4,925	5,626,086
5.00%, 2/15/38	2,505	2,823,097
5.00%, 2/15/39	2,525	2,825,759
5.00%, 2/15/40	1,745	1,940,505
5.00%, 2/15/41	1,200	1,324,595
University of Massachusetts Building Authority, 5.25%, 11/1/47	3,320	3,364,607
University of Pittsburgh, PA, 4.00%, 9/15/44	3,070	2,908,946
University of Texas System, 5.00%, 8/15/38	905	1,038,011
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/38	265	286,203
Virginia Public School Authority, 5.00%, 8/1/41	1,635	1,798,404
Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	325	326,967
		$ 64,772,473
Electric Utilities — 1.4%
Jonesboro City Water and Light Plant, AR, Public Utility System Revenue, 4.00%, 6/1/43	$405	$ 392,901
Long Island Power Authority, NY, Electric System Revenue, 5.00% to 9/1/27 (Put Date), 9/1/52	4,000	4,077,817
Memphis, TN, (Memphis Light Gas and Water Division Electric System Revenue), 4.25%, 12/1/44	85	84,892
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	1,475	1,475,089
Northern Illinois Municipal Power Agency, IL, 4.00%, 12/1/41	2,505	2,446,439
Philadelphia, PA, Gas Works Revenue:
5.00%, 8/1/30	1,425	1,465,082
5.00%, 8/1/40	1,300	1,402,146
		$ 11,344,366
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 0.3%
Atlanta, GA, Water and Wastewater Revenue, Prerefunded to 11/1/27, 5.00%, 11/1/39	$2,500	$ 2,598,084
Public Finance Authority, WI, (Roseman University of Health Sciences), Escrowed to Maturity, 5.00%, 4/1/30(1)	80	83,366
		$ 2,681,450
General Obligations — 17.0%
Abilene, TX:
5.00%, 2/15/33	$1,455	$ 1,633,459
5.00%, 2/15/37	375	420,435
Arapahoe County School District No. 5, CO, 5.00%, 12/15/32	1,000	1,130,716
Bath Community Schools, MI:
5.00%, 5/1/38	500	553,070
5.00%, 5/1/39	400	439,618
5.00%, 5/1/40	425	464,356
Bradley, IL:
5.00%, 12/15/41	690	734,807
5.00%, 12/15/42	1,055	1,116,209
California, 5.00%, 4/1/42	6,340	6,452,163
Chicago Board of Education, IL:
4.00%, 12/1/35	1,500	1,411,072
5.00%, 12/1/30	1,650	1,695,898
5.00%, 12/1/33	1,895	1,850,172
5.00%, 12/1/42	2,000	1,891,636
5.25%, 12/1/35	935	905,866
5.50%, 12/1/38	4,000	4,147,383
Cleburne Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/41	750	814,133
Concord School District, NH, 2.00%, 10/15/34	680	563,607
Connecticut, 5.00%, 8/15/36	750	852,604
Cromwell, CT, 4.00%, 4/15/42	85	86,032
Dallas Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/38	4,000	4,457,882
Denton Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/30 (Put Date), 8/15/55	1,000	1,040,701
Detroit, MI:
5.00%, 4/1/26	330	330,000
5.00%, 4/1/27	695	706,992
5.00%, 4/1/28	730	754,292
5.00%, 4/1/29	515	541,373
Dripping Springs Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/41	800	865,474
Fairfax County, VA, 2.00%, 10/1/33	325	282,427

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Fairfield-Suisun Unified School District, CA, 0.00%, 2/1/29	$425	$ 393,593
Falls Church, VA, 3.00%, 7/15/41	3,395	3,008,169
Franklin County School District No. 1, WA, 5.50%, 12/1/40	5,000	5,596,976
Grand Prairie Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/31	4,285	4,287,780
4.00%, 2/15/35	5,000	5,000,999
Gresham-Barlow School District No. 10JT, OR, 5.00%, 6/15/37	1,260	1,285,055
Grosse Pointe Public School System, MI:
5.00%, 5/1/40	475	517,461
5.00%, 5/1/42	330	353,467
Hermosa Beach City School District, CA, (Election of 2024), 0.00%, 8/1/34	395	293,640
Honolulu City and County, HI, 5.00%, 7/1/36	2,750	3,125,041
Illinois:
3.25%, 11/1/26	1,440	1,443,849
4.00%, 7/1/37	2,785	2,704,620
5.00%, 1/1/41	2,650	2,651,218
Kearney, MO, 2.00%, 3/1/33	680	597,642
Keller Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/31	1,000	1,102,323
5.00%, 2/15/36	3,650	4,107,033
Knox Warren ETC Counties Community College District No. 518, IL, 3.375%, 12/1/35	2,340	2,340,000
Las Vegas Valley Water District, NV, 2.00%, 3/1/36	430	359,256
Liberty Public School District No. 53, MO, 4.00%, 3/1/35	45	47,899
Lincoln Consolidated School District, MI:
5.00%, 5/1/35	485	545,939
5.00%, 5/1/36	135	152,681
5.00%, 5/1/37	530	596,320
5.00%, 5/1/39	520	576,196
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 7/1/36	1,010	1,160,139
Loyalsock Township School District, PA, 2.00%, 5/1/32	1,000	884,997
Martin County West Independent School District No. 2448, MN, 5.00%, 2/1/36	2,995	3,367,920
Maryland, 3.00%, 8/1/31	2,520	2,503,565
McCamey Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/44	625	635,287
Molalla River School District No. 35, OR, 5.00%, 6/15/38	990	1,093,808
Monroe County, PA, 5.00%, 7/15/38	1,000	1,075,494
Montgomery County, MD, 2.00%, 8/1/39	1,995	1,494,992
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Navarro Independent School District, TX, (PSF Guaranteed), 4.00% to 2/15/28 (Put Date), 2/15/62	$2,500	$ 2,556,843
New Jersey, 2.00%, 6/1/27	5,000	4,944,932
New York, NY:
5.00%, 8/1/29	3,515	3,524,418
5.00%, 10/1/41	1,000	1,083,952
(SPA: JPMorgan Chase Bank, N.A.), 2.70%, 8/1/44(3)	2,600	2,600,000
Northampton County, PA:
5.00%, 10/1/33	140	158,403
5.00%, 10/1/34	285	320,630
Oklahoma City, OK:
3.00%, 3/1/37	1,640	1,485,366
4.00%, 3/1/35	355	366,798
Oregon City School District No. 62, OR:
5.00%, 6/15/35	35	40,364
5.00%, 6/15/38	1,800	2,016,981
Port of Houston Authority of Harris County, TX, 3.00%, 10/1/39	895	767,267
Prosper Independent School District, TX, (PSF Guaranteed):
4.00% to 8/15/26 (Put Date), 2/15/50	1,500	1,507,392
4.00% to 8/15/28 (Put Date), 2/15/53	2,000	2,056,256
Puerto Rico, 4.00%, 7/1/35	2,075	2,046,126
Racine, WI, 4.50%, 3/15/27	5,000	5,006,332
Riverview Gardens School District, MO, 5.00%, 4/1/34	1,305	1,400,402
Rockwall Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/39	1,000	1,082,113
San Jacinto Community College District, TX, 4.00%, 2/15/41	4,715	4,618,013
Sarpy County School District No. 1, NE, 2.75%, 9/1/27	850	845,885
Sarpy County School District No. 37, NE, 5.00%, 12/15/27	1,890	1,895,054
Tamalpais Union High School District, CA, (Election of 2024), 4.00%, 8/1/43	4,130	4,213,680
Union R-XI School District, MO, 5.00%, 3/1/42	1,190	1,252,757
Ventura County Community College District, CA, (Election of 2002), 0.00%, 8/1/28	4,205	3,955,487
Williamson Jackson ETC Counties Community College District No. 530, IL, 3.50%, 6/1/36	1,860	1,859,178
		$141,050,365
Hospital — 4.9%
Connecticut Health and Educational Facilities Authority, (Griffin Hospital):
5.00%, 7/1/27(1)	$725	$ 732,926
5.00%, 7/1/30(1)	285	291,418

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/26	$445	$ 447,560
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	740	740,590
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/35	1,290	1,332,832
Lancaster County Hospital Authority, PA, (University of Pennsylvania Health System), 5.00%, 8/15/46	4,325	4,332,235
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), (LOC: TD Bank, N.A.), 2.65%, 6/1/48(3)	2,570	2,570,000
Massachusetts Development Finance Agency, (Mass General Brigham), 5.00%, 7/1/35	1,200	1,362,472
Massachusetts Development Finance Agency, (Milford Regional Medical Center), Escrowed to Maturity, 5.00%, 7/15/26(1)	150	151,044
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	2,485	2,183,810
Missouri Health and Educational Facilities Authority, (Mercy Health), 4.00%, 11/15/47	2,700	2,411,094
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/26	960	960,428
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
5.00%, 7/1/26	800	802,412
5.00%, 7/1/29	300	300,702
5.00%, 7/1/30	1,595	1,598,315
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/28	2,300	2,381,059
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/26	150	151,044
5.00%, 10/1/27	125	127,818
5.00%, 10/1/28	150	155,226
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/28	1,095	865,050
5.00%, 4/1/29	1,000	770,000
5.00%, 4/1/30	905	678,750
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 3/15/40	2,500	2,402,750
South Carolina Jobs-Economic Development Authority, (Beaufort Memorial Hospital and South of Broad Healthcare):
5.00%, 11/15/27	275	281,012
5.00%, 11/15/28	275	283,790
5.00%, 11/15/29	250	259,873
5.00%, 11/15/30	250	260,871
5.00%, 11/15/31	275	288,259
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Washington Health Care Facilities Authority, (MultiCare Health), 5.00%, 8/15/37	$2,500	$ 2,548,977
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group):
4.00%, 11/15/39	1,925	1,850,056
4.00%, 11/15/46	3,290	3,000,162
5.00%, 11/15/34	1,000	1,001,672
Prerefunded to 5/15/26, 4.00%, 11/15/46	3,220	3,225,967
Prerefunded to 5/15/26, 4.00%, 11/15/46	30	30,056
		$ 40,780,230
Housing — 8.0%
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/34	$3,120	$ 3,239,677
Connecticut Housing Finance Authority, (SPA: TD Bank, N.A.), 2.42%, 11/15/48(4)	2,000	2,000,000
Connecticut Housing Finance Authority, (Housing Mortgage Finance Program):
0.85%, 5/15/28	465	437,426
1.35%, 11/15/30	755	687,347
1.35%, 11/15/30	2,300	2,123,658
EP Cimarron Ventanas PFC, TX, (Home Essential Function Housing Program), 4.00%, 12/1/34	370	367,507
EP Essential Housing WF PFC, TX, (Home Essential Function Housing Program), 4.25%, 12/1/34	1,875	1,839,892
EP Tuscany Zaragosa PFC, TX, (Tuscany at Mesa Hills and Villas at Zaragosa), 4.00%, 12/1/33	4,985	4,980,598
Honolulu City and County, HI, (Maunakea Tower Apartments), 5.00% to 6/1/26 (Put Date), 6/1/27	1,500	1,505,449
Indiana Housing and Community Development Authority, SFMR, (Liq: TD Bank, N.A.), 2.70%, 7/1/47(3)	2,000	2,000,000
Louisiana Housing Corp., SFMR:
(FHLMC), (FNMA), (GNMA), 4.00%, 6/1/37	175	173,961
(FHLMC), (FNMA), (GNMA), 4.15%, 12/1/40	1,305	1,289,704
Maine Housing Authority, 3.00%, 11/15/39	3,000	2,618,244
Maricopa County and Phoenix Industrial Development Authorities, AZ, (FHLMC), (FNMA), (GNMA), 4.625%, 9/1/44	540	540,192
Maryland Community Development Administration, (Villages at Marley Station), Sustainability Bonds, (FNMA), 4.35%, 2/1/44	1,985	1,893,340
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/26	70	70,043
Massachusetts Housing Finance Agency:
Social Bonds, 3.00%, 12/1/50	2,690	2,653,516
Social Bonds, (FHLMC), (FNMA), (GNMA), 1.95%, 6/1/32	1,160	1,018,668

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Michigan Housing Development Authority:
3.75%, 4/1/27	$1,425	$ 1,425,093
Social Bonds, 5.50%, 12/1/53	1,275	1,366,978
Minnesota Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 1.25%, 1/1/29	840	782,449
Nebraska Investment Finance Authority:
Social Bonds, (FHLMC), (FNMA), (GNMA), 2024 Series G, 4.55%, 9/1/44	60	59,745
Social Bonds, (FHLMC), (FNMA), GNMA), 4.70%, 9/1/49	310	305,562
New Canaan Housing Authority, CT, (HANC Lakeview LLC), (FNMA), 4.00%, 12/1/34	1,550	1,574,285
New Mexico Mortgage Finance Authority, (FHLMC), (FNMA), (GNMA), 1.875%, 7/1/36	990	791,638
New York City Housing Development Corp., NY, 2.10% to 10/1/29 (Put Date), 11/1/46	5,000	4,829,484
North Carolina Housing Finance Agency:
(Liq: TD Bank, N.A.), 2.70%, 1/1/50(3)	3,000	3,000,000
(FHLMC), (FNMA), (GNMA), 3.25%, 7/1/34(5)	2,250	2,165,631
Oregon Housing and Community Services Department, SFMR, 3.80%, 7/1/34	1,345	1,340,197
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/26	160	160,507
5.00%, 7/1/27	385	390,902
5.00%, 7/1/28	240	246,195
5.00%, 7/1/29	535	553,199
5.00%, 7/1/30	225	231,996
5.00%, 7/1/31	485	498,604
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/26	600	601,900
5.00%, 7/1/27	375	380,748
5.00%, 7/1/28	340	348,776
5.00%, 7/1/29	300	307,194
5.00%, 7/1/30	465	475,197
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/26	1,090	1,092,320
Seattle Housing Authority, WA, (Juniper Apartments), 5.00%, 6/1/27	2,000	2,015,872
Seattle Housing Authority, WA, (Pooled Housing), 3.50%, 12/1/35	1,500	1,442,604
South Carolina Jobs-Economic Development Authority, (Latitude at Wescott), 4.00%, 11/1/35	2,455	2,416,117
South Carolina Jobs-Economic Development Authority, (Sixteenth Floor Obligated Group):
4.00%, 12/1/35	2,460	2,420,728
Security	Principal Amount (000's omitted)	Value
Housing (continued)
South Carolina Jobs-Economic Development Authority, (Sixteenth Floor Obligated Group): (continued)
5.00%, 12/1/35	$2,560	$ 2,682,102
Virginia Housing Development Authority, 4.10%, 10/1/27	2,895	2,896,899
		$ 66,242,144
Industrial Development Revenue — 8.7%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$505	$ 492,679
Burke County Development Authority, GA, (Georgia Power Co. Plant Vogtle):
2.80%, 10/1/32	2,600	2,518,540
2.90%, 7/1/49(3)	4,750	4,750,000
California Municipal Finance Authority, (United Airlines, Inc. Los Angeles International Airport), (AMT), 4.00%, 7/15/29	5,335	5,354,622
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 3.45% to 12/1/26 (Put Date), 12/1/44	1,000	1,000,182
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 4.25% to 7/2/29 (Put Date), 11/1/38	1,250	1,276,290
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	6,305	6,405,954
Florida Development Finance Corp., (GFL Solid Waste Southeast LLC), (AMT), 4.375% to 10/1/31 (Put Date), 10/1/54(1)	2,500	2,512,932
Hawaii Department of Budget and Finance, (Hawaiian Electric Co., Inc.):
3.20%, 7/1/39	3,170	2,673,695
(AMT), 3.10%, 5/1/26	4,005	3,999,874
(AMT), 4.00%, 3/1/37	2,000	1,924,849
Houston, TX, (United Airlines, Inc. Terminal Improvement), (AMT), 5.00%, 7/15/27	2,550	2,592,212
Louisiana Public Facilities Authority, (Waste Pro USA, Inc.), (AMT), 4.375% to 10/2/28 (Put Date), 5/1/53(1)	3,335	3,358,456
Louisville/Jefferson County Metro Government, KY, (Louisville Gas and Electric Co.), 1.75% to 7/1/26 (Put Date), 2/1/35	4,000	3,980,857
Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 2.60%, 11/1/29	880	856,626
Michigan Strategic Fund, (Graphic Packaging International, LLC), Green Bonds, (AMT), 4.00% to 10/1/26 (Put Date), 10/1/61	4,000	4,000,368
Mission Economic Development Corp., TX, (Republic Services, Inc.), (AMT), 4.00% to 6/1/34 (Put Date), 6/1/54	1,435	1,433,075

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer), 1.00% to 8/21/26 (Put Date), 7/1/49	$1,000	$ 991,766
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	710	687,490
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 6.00%, 4/1/35	1,705	1,870,588
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	345	345,725
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.):
0.95% to 12/1/26 (Put Date), 12/1/33	3,000	2,951,164
(AMT), 2.875% to 3/2/26 (Put Date), 6/1/49	2,650	2,648,614
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 1.10% to 6/1/26 (Put Date), 7/1/29	7,750	7,719,667
Trimble County, KY, (Louisville Gas and Electric Co.), (AMT), 1.30% to 9/1/27 (Put Date), 9/1/44	4,750	4,605,294
West Virginia Economic Development Authority, (Commercial Metals Co.), (AMT), 4.625% to 5/15/32 (Put Date), 4/15/55	1,380	1,404,250
		$ 72,355,769
Insured - Education — 0.3%
Eastern Michigan University:
(BAM), 5.00%, 3/1/37	$485	$ 536,014
(BAM), 5.00%, 3/1/39	650	710,129
(BAM), 5.00%, 3/1/40	670	726,959
Louisiana Local Government Environmental Facilities and Community Development Authority, (Calcasieu Parish School), (BAM), 5.00%, 12/1/39	500	535,466
Southern Illinois University, (NPFG), 0.00%, 4/1/26	200	200,000
		$ 2,708,568
Insured - Electric Utilities — 0.6%
Muscatine Power and Water Electric Revenue, IA, (AG), 5.00%, 12/1/36	$550	$ 606,054
New York Power Authority, Green Transmission Revenue, Green Bonds, (AG), 5.00%, 11/15/27	1,500	1,564,381
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,740	1,756,958
West Memphis, AR, Public Utility System Revenue, (BAM), 4.25%, 12/1/45	970	940,220
		$ 4,867,613
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 4.4%
Arnolds Park, IA:
(AG), 5.00%, 6/1/35	$195	$ 217,263
(AG), 5.00%, 6/1/36	650	724,274
(AG), 5.00%, 6/1/37	900	998,126
Belmond, IA:
(AG), 5.00%, 6/1/34	100	109,866
(AG), 5.00%, 6/1/35	105	114,457
(AG), 5.00%, 6/1/36	160	172,969
(AG), 5.00%, 6/1/37	175	188,140
(AG), 5.00%, 6/1/39	60	63,894
(AG), 5.00%, 6/1/40	100	105,711
(AG), 5.00%, 6/1/41	195	204,990
Butler County Unified School District No. 402, KS:
(BAM), 5.25%, 9/1/35	120	134,560
(BAM), 5.25%, 9/1/36	50	55,499
Carbondale and Rural Fire Protection District, CO, (BAM), 5.50%, 12/1/42	500	572,727
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/26	1,945	1,899,331
Cook County School District No. 169, IL:
(AG), 5.25%, 12/1/36	215	239,850
(AG), 5.25%, 12/1/37	470	520,017
Gadsden, AL, (BAM), 5.00%, 10/1/36	215	241,529
Greene Jersey and Macoupin Counties Community Unit School District No. 9, IL:
(BAM), 5.00%, 12/1/36	335	368,330
(BAM), 5.00%, 12/1/36	165	181,697
(BAM), 5.00%, 12/1/37	165	180,471
(BAM), 5.00%, 12/1/37	315	344,004
Greene Macoupin and Morgan Counties Community Unit School District No. 10, IL, (BAM), 5.00%, 12/1/40	795	850,197
Hayward Unified School District, CA, (Election of 2024), (BAM), 5.00%, 8/1/42	500	555,695
Helena High School District No. 1, MT:
(BAM), 5.00%, 7/1/39	675	751,580
(BAM), 5.00%, 7/1/40	835	924,431
Kankakee Iroquois Ford ETC Counties Community Unit School District No. 2, IL:
(BAM), 5.00%, 12/1/40	300	324,560
(BAM), 5.00%, 12/1/41	415	449,540
(BAM), 5.00%, 12/1/42	345	372,037
(BAM), 5.00%, 12/1/43	250	267,098
Lanterns Metropolitan District No. 1, CO, (AG), 4.00%, 12/1/39	1,000	984,586
Lawrence and Crawford Counties Community Unit School District No. 20, IL:
(BAM), 5.00%, 12/1/34	1,430	1,572,700

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Lawrence and Crawford Counties Community Unit School District No. 20, IL: (continued)
(BAM), 5.00%, 12/1/36	$850	$ 924,180
Maricopa County Elementary School District No. 8, AZ:
(BAM), 5.00%, 7/1/37	285	319,460
(BAM), 5.00%, 7/1/38	500	556,908
Mount Vernon, IL:
(BAM), 5.00%, 12/15/33	535	572,769
(BAM), 5.00%, 12/15/35	970	1,028,971
(BAM), 5.00%, 12/15/38	750	786,064
New Haven, CT:
(AG), 5.00%, 8/1/33	1,750	1,954,058
(AG), 5.00%, 8/1/35	530	597,811
Phoenix Elementary School District No. 1, AZ, (BAM), 5.00%, 7/1/43	1,140	1,220,290
Raindance Metropolitan District No. 2, CO:
(BAM), 5.00%, 12/1/33	285	309,284
(BAM), 5.00%, 12/1/34	200	216,388
Sherman County Unified School District No. 352, KS, (AG), 4.00%, 9/1/33	600	629,427
Shreveport, LA:
(AG), 5.00%, 3/1/33	20	21,669
(AG), 5.00%, 3/1/44	1,250	1,314,238
Sparta Area School District, WI, (AG), 3.00%, 3/1/41	1,000	841,813
St. Clair County School District No. 118, IL, (BAM), 5.50%, 12/1/37	1,125	1,258,901
St. Martin Parish School Board, LA, (AG), 5.00%, 3/1/33	405	450,313
Sterling, IL:
(BAM), 5.00%, 11/1/33	300	335,557
(BAM), 5.00%, 11/1/35	600	677,088
(BAM), 5.00%, 11/1/39	930	1,016,945
Temecula Valley Unified School District, CA, (Election of 2012), (AG), 4.00%, 8/1/45	275	265,779
Tiffin, IA:
(BAM), 4.00%, 6/1/34	350	361,977
(BAM), 4.00%, 6/1/35	410	420,375
(BAM), 4.00%, 6/1/36	125	127,301
(BAM), 4.00%, 6/1/37	290	293,484
(BAM), 4.00%, 6/1/38	55	55,075
(BAM), 4.00%, 6/1/39	75	74,136
Westchester, IL:
(BAM), 5.00%, 12/15/36	500	548,116
(BAM), 5.00%, 12/15/39	500	540,434
(BAM), 5.00%, 12/15/40	600	648,059
Western Maricopa Education Center District No. 402, AZ, (AG), 5.00%, 7/1/39	2,000	2,203,855
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Will County Community Unit School District No. 209-U, IL:
(AG), 5.00%, 2/1/31	$200	$ 215,644
(AG), 5.00%, 2/1/32	100	108,974
(AG), 5.00%, 2/1/33	100	109,255
Yonkers, NY:
(AG), 5.00%, 2/1/36	250	278,379
(AG), 5.00%, 2/1/38	450	493,447
		$ 36,466,553
Insured - Hospital — 0.1%
Maryland Health and Higher Educational Facilities Authority, (TidalHealth, Inc):
(AG), 5.00%, 7/1/39	$150	$ 162,717
(AG), 5.00%, 7/1/40	200	215,776
(AG), 5.00%, 7/1/41	400	431,098
		$ 809,591
Insured - Lease Revenue/Certificates of Participation — 0.2%
Louisiana Public Facilities Authority, (South Quad L3C-Louisiana State University South Quad):
(AG), 5.00%, 1/1/36	$270	$ 302,670
(AG), 5.00%, 7/1/36	245	273,440
(AG), 5.00%, 1/1/37	445	494,328
(AG), 5.00%, 7/1/37	620	687,197
		$ 1,757,635
Insured - Special Tax Revenue — 1.5%
Big Sky Resort Area District, MT, (1% Resort Tax - Cold Smoke):
(AG), 5.00%, 7/1/36	$285	$ 321,846
(AG), 5.00%, 7/1/37	300	336,343
(AG), 5.00%, 7/1/39	565	625,183
(AG), 5.00%, 7/1/42	500	539,769
Downtown Revitalization Public Infrastructure District, UT, (AG), 5.00%, 6/1/37	1,610	1,696,763
Fort Smith, AR, Sales and Use Tax Revenue:
(AG), 5.00%, 11/1/35	345	389,890
(AG), 5.00%, 11/1/36	250	279,713
Indianola Community School District, IA:
(BAM), 5.00%, 6/1/37	300	325,654
(BAM), 5.00%, 6/1/38	315	340,076
(BAM), 5.00%, 6/1/39	445	478,275
(BAM), 5.00%, 6/1/40	400	427,833
Lake Elsinore Facilities Financing Authority, CA, (AG), 5.00%, 9/1/37	1,085	1,241,138

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Parish of Livingston, LA, Sales Tax Revenue:
(AG), 5.00%, 10/1/34	$1,665	$ 1,876,257
(AG), 5.00%, 10/1/35	700	791,667
Park Creek Metropolitan District, CO, (AG), 5.00%, 12/1/32	355	395,544
San Clemente Community Facilities District No. 2006-1, CA:
(BAM), 5.00%, 9/1/38	1,250	1,410,245
(BAM), 5.00%, 9/1/39	1,165	1,306,919
		$ 12,783,115
Insured - Transportation — 0.1%
Alaska Railroad Corp., (AG), (AMT), 5.50%, 10/1/33	$500	$ 563,088
		$ 563,088
Insured - Water and Sewer — 1.5%
Berkeley County Public Service Sewer District, WV:
Green Bonds, (BAM), 5.00%, 6/1/38	$670	$ 711,921
Green Bonds, (BAM), 5.00%, 6/1/39	675	714,197
Chisholm Creek Utility Authority, KS, (Cities of Bel Aire and Park City), (AG), 5.00%, 9/1/41	1,000	1,076,780
Grand Prairie Water Commission, IL:
(BAM), 5.00%, 1/1/39	585	641,632
(BAM), 5.00%, 1/1/40	900	973,549
(BAM), 5.00%, 1/1/41	1,000	1,074,756
Shreveport, LA, Water and Sewer Revenue:
(AG), 5.00%, 12/1/32	3,270	3,618,548
(AG), 5.00%, 12/1/33	1,975	2,200,317
(AG), 5.00%, 12/1/38	1,550	1,704,265
		$ 12,715,965
Lease Revenue/Certificates of Participation — 4.7%
Anderson School Building Corp., IN:
5.00%, 7/15/26	$160	$ 160,996
5.00%, 1/15/27	100	101,685
5.00%, 7/15/27	100	102,672
5.00%, 1/15/28	125	129,512
5.00%, 7/15/28	100	104,520
5.00%, 7/15/29	120	127,625
5.00%, 7/15/30	100	107,812
5.00%, 7/15/31	75	81,859
5.00%, 1/15/32	125	137,264
5.00%, 7/15/32	125	137,837
5.00%, 7/15/33	125	138,672
5.00%, 1/15/34	150	167,121
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Anderson School Building Corp., IN: (continued)
5.00%, 7/15/34	$150	$ 167,790
5.00%, 1/15/36	125	140,322
5.00%, 7/15/37	200	223,718
Barren County Public Properties Corp., KY, (Judicial Center Project), 4.00%, 12/1/43	545	517,008
Big Lake Economic Development Authority, MN:
5.00%, 2/1/35	305	332,561
5.00%, 2/1/36	315	341,085
5.00%, 2/1/37	430	462,704
Broomfield City and County, CO, 5.00%, 2/1/39	1,665	1,851,541
Brownsburg 1999 School Building Corp., IN:
5.00%, 7/15/38	900	984,820
5.00%, 7/15/40	600	650,362
5.00%, 7/15/41	1,195	1,282,680
Castle Rock, CO, 5.25%, 12/1/42	195	212,807
Cleveland Educational Facilities Authority, OK, (Cleveland Public School):
5.00%, 9/1/29	280	295,106
5.00%, 9/1/30	325	345,427
5.00%, 9/1/32	260	280,274
5.00%, 9/1/33	285	309,406
Columbus Multi School Building Corp., IN:
5.00%, 7/15/41	400	430,521
5.00%, 7/15/42	700	749,146
IPS Multi-School Building Corp., IN:
Social Bonds, 5.00%, 7/15/37	790	881,622
Social Bonds, 5.00%, 7/15/41	1,000	1,080,727
Lakeland School Building Corp., IN:
5.00%, 7/15/39	510	548,561
5.00%, 7/15/41	350	372,878
Larimer County, CO, (Ranch Project), 5.00%, 12/1/36	560	632,179
Mcintosh County Educational Facilities Authority, OK, (Eufaula Public Schools):
5.00%, 9/1/32	265	282,849
5.00%, 9/1/33	425	454,558
5.00%, 9/1/35	410	436,001
5.00%, 9/1/37	1,100	1,147,273
New Jersey Economic Development Authority, (State House), 4.00%, 6/15/29	3,340	3,438,810
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/26	1,000	1,005,047
North Lawrence Community Schools Building Corp., IN:
5.00%, 7/15/35	270	300,259
5.00%, 7/15/36	275	302,521

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Oklahoma County Finance Authority, OK, (Western Heights Public Schools):
5.00%, 9/1/30	$990	$ 1,032,425
5.00%, 9/1/35	1,355	1,397,247
Oklahoma Development Finance Authority:
5.00%, 6/1/35	620	691,568
5.00%, 6/1/36	345	381,999
5.00%, 6/1/37	575	632,228
5.00%, 6/1/38	310	339,873
Richland-Bean Blossom 2000 School Building Corp., IN:
5.00%, 7/15/42	1,395	1,500,495
5.00%, 7/15/43	260	278,085
Rogers County Educational Facilities Authority, OK, (Talala Public Schools):
5.00%, 9/1/29	485	507,332
5.00%, 9/1/30	575	606,798
5.00%, 9/1/31	585	621,453
Snowmass Village, CO, Certificates of Participation:
5.00%, 12/1/30	145	158,303
5.00%, 12/1/35	465	499,735
Southmont School Building Corp., IN, 5.00%, 7/15/38	565	615,937
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/38	2,325	2,050,926
Tulsa County Industrial Authority, OK, (Owasso Public Schools), 5.00%, 9/1/32	725	801,182
Twin Lakes School Building Corp., IN:
5.00%, 7/15/33	360	392,587
5.00%, 7/15/37	625	666,939
Westfield High School Building Corp., IN, 5.00%, 7/15/37	1,560	1,712,398
Westfield-Washington Multi-School Building Corp., IN, 5.00%, 1/15/38	2,260	2,472,096
		$ 39,317,744
Other Revenue — 6.7%
Black Belt Energy Gas District, AL:
2.79%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	$15,000	$ 14,984,461
5.00%, 7/1/33	2,625	2,745,722
5.00%, 12/1/34	3,750	3,915,264
5.00% to 5/1/35 (Put Date), 12/1/55	1,000	1,058,416
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	1,250	1,308,583
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	6,750	6,895,834
Green Bonds, 5.00% to 10/1/32 (Put Date), 8/1/55	1,300	1,349,735
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	6,015	6,544,275
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Central Valley Energy Authority, CA, 5.00%, 8/1/33	$430	$ 453,923
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	790	800,036
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 6/1/31 (Put Date), 12/1/53	10,000	10,589,660
Northern California Gas Authority No. 1, Gas Project Revenue, 3.348%, (67% of 3 mo. SOFR + 0.72%), 7/1/27(2)	350	349,714
Southeast Energy Authority, AL, 5.00% to 2/1/31 (Put Date), 5/1/55	1,250	1,322,791
Tennessee Energy Acquisition Corp., 5.00%, 11/1/33	1,100	1,174,629
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 3.337%, (67% of 3 mo. SOFR + 0.70%), 12/15/26(2)	570	570,070
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 3.288%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(2)	1,630	1,631,560
		$ 55,694,673
Senior Living/Life Care — 3.9%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry), 5.25%, 11/1/26	$365	$ 369,059
Colorado Health Facilities Authority, (Aberdeen Ridge), 2.625%, 5/15/29	1,420	1,406,199
Colorado Health Facilities Authority, (Christian Living Neighborhoods):
4.00%, 1/1/27	200	200,476
4.00%, 1/1/28	240	241,244
Florida Development Finance Corp., (The Glenridge on Palmer Ranch):
4.00%, 6/1/26(1)	110	110,019
5.00%, 6/1/31(1)	285	297,010
5.00%, 6/1/35(1)	225	231,036
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/30	500	504,637
Hanover County Economic Development Authority, VA, (Covenant Woods), 3.625%, 7/1/28	265	264,324
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 3.12%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	725	724,555
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.00%, 5/15/27	2,240	2,245,976
Kentwood Economic Development Corp., MI, (Holland Home Obligated Group), 4.00%, 11/15/31	430	431,175
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.):
4.00%, 10/1/26(1)	1,000	1,000,821
4.00%, 10/1/27(1)	400	400,924

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/26	$150	$ 150,380
4.00%, 12/1/27	200	201,278
4.00%, 12/1/28	200	201,705
4.00%, 12/1/29	250	251,727
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	705	706,700
5.625%, 7/1/46(1)	425	425,943
5.75%, 7/1/54(1)	1,130	1,114,389
New Hope Cultural Education Facilities Finance Corp., TX, (Bella Vida Forefront Living), 5.25%, 10/1/30	1,280	1,267,156
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/30	400	403,727
5.00%, 7/1/31	670	675,009
North Carolina Medical Care Commission, (Galloway Ridge), 5.00%, 1/1/27	565	565,826
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village):
11.50%, 7/1/27(1)	2,515	3,762,856
11.50%, 7/1/27(1)	275	275,650
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
4.00%, 5/15/27	1,240	1,243,308
5.00%, 5/15/26	1,000	1,000,651
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.00%, 6/1/26	225	225,009
Polk County Industrial Development Authority, FL, (Carpenter's Home Estates, Inc.), 5.00%, 1/1/29	165	168,454
Public Finance Authority, WI, (Penick Village), 4.00%, 9/1/29(1)	305	306,239
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/26	1,395	1,395,000
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman):
5.00%, 11/15/27	300	304,562
5.00%, 11/15/29	115	118,725
5.00%, 11/15/30	180	186,988
St. Johns County Industrial Development Authority, FL, (Vicar's Landing):
4.00%, 12/15/26	375	374,885
4.00%, 12/15/27	215	214,795
4.00%, 12/15/28	200	199,547
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/32	$1,015	$ 1,033,008
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	580	584,531
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 4.00%, 12/1/26	240	240,750
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	1,000	1,013,662
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay), 6.25%, 9/1/30	2,000	2,013,086
Washington Housing Finance Commission, (Horizon House):
4.375%, 1/1/33	1,500	1,476,583
4.50%, 1/1/34	1,500	1,473,173
Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/26	250	249,369
		$ 32,252,126
Solid Waste — 0.1%
Maryland Environmental Service, (Midshore II Regional Landfill), 5.00%, 11/1/36	$1,050	$ 1,188,840
		$ 1,188,840
Special Tax Revenue — 5.8%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/27	$400	$ 407,472
5.00%, 5/1/28	575	595,733
5.00%, 5/1/29	600	630,603
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/32(1)	3,000	3,021,403
Baltimore, MD, (Harbor Point):
2.85%, 6/1/26(1)	135	134,770
2.95%, 6/1/27(1)	175	173,283
Buckeye, AZ, Excise Tax Revenue:
5.00%, 7/1/38	500	558,267
5.00%, 7/1/39	500	554,687
Connecticut, Special Tax Obligation Bonds:
5.00%, 7/1/36	1,420	1,622,560
5.00%, 7/1/37	2,000	2,267,010
Connecticut, Special Tax Revenue, 4.00%, 9/1/34	3,950	3,958,135
District of Columbia, Income Tax Revenue, 5.00%, 5/1/38	2,150	2,349,570
Durango, CO, Sales and Use Tax Revenue, 5.00%, 12/1/39	300	332,938

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Hamilton County & Chattanooga Sports Authority, TN, (Stadium Project), 5.75%, 12/1/50	$900	$ 982,827
Juban Crossing Economic Development District, LA, (Road Projects), 4.00%, 9/15/37	400	389,931
Lawton Industrial Development Authority, OK:
5.00%, 7/1/33	350	388,664
5.00%, 7/1/34	500	552,172
5.00%, 7/1/35	150	164,594
5.00%, 7/1/39	175	187,837
5.00%, 7/1/40	300	320,900
5.00%, 7/1/41	250	265,556
5.00%, 7/1/42	300	317,303
Massachusetts School Building Authority, 4.00%, 1/15/37	3,650	3,653,865
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 12/15/27	1,000	1,001,950
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 2/1/35	1,955	1,987,349
5.00%, 5/1/36	2,000	2,268,433
5.00%, 5/1/37	2,830	3,181,591
(SPA: Barclays Bank PLC), 2.85%, 8/1/39(3)	2,000	2,000,000
Omaha, NE, Riverfront Redevelopment Special Tax Revenue:
5.00%, 4/15/41	300	324,394
5.00%, 4/15/42	350	376,354
Puerto Rico Sales Tax Financing Corp., 4.50%, 7/1/34	5,847	5,846,948
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	505	506,031
Tolomato Community Development District, FL, 2.625%, 5/1/27	260	257,112
Utah Transit Authority, 5.00%, 12/15/33	4,000	4,550,581
Vanderburgh County Redevelopment District, IN:
5.00%, 2/1/27	350	355,210
5.00%, 2/1/29	265	277,240
5.00%, 2/1/31	425	453,926
Yuma, AZ:
5.00%, 7/1/41	450	492,405
5.00%, 7/1/42	700	760,078
		$ 48,469,682
Student Loan — 0.5%
Connecticut Higher Education Supplemental Loan Authority, (Chesla Loan Program), (AMT), 5.25%, 11/15/34	$215	$ 230,074
Indiana Secondary Market for Education Loans, Inc.:
(AMT), 5.00%, 6/1/32	900	942,571
Security	Principal Amount (000's omitted)	Value
Student Loan (continued)
Indiana Secondary Market for Education Loans, Inc.: (continued)
(AMT), 5.00%, 6/1/33	$385	$ 403,201
Iowa Student Loan Liquidity Corp., (AMT), 5.00%, 12/1/35	295	307,961
Massachusetts Educational Financing Authority, (AMT), 3.625%, 7/1/38	1,055	1,032,024
North Carolina State Education Assistance Authority, (AMT), 5.00%, 6/1/33	1,135	1,185,090
		$ 4,100,921
Transportation — 8.1%
Broward County, FL, Airport System Revenue, (AMT), 5.00%, 10/1/30	$2,500	$ 2,503,772
Chicago, IL, (O'Hare International Airport):
(AMT), 5.00%, 1/1/32	1,205	1,219,362
(AMT), 5.00%, 1/1/37	1,450	1,550,616
(AMT), 5.00%, 1/1/38	1,770	1,881,098
Denver City and County, CO, Airport System Revenue:
(AMT), 4.00%, 12/1/48	1,215	1,055,732
(AMT), 5.00%, 11/15/30	7,170	7,745,727
(AMT), 5.00%, 12/1/32	6,350	6,611,501
Eagle County Air Terminal Corp., CO, (AMT), 4.00%, 5/1/26	510	510,139
Georgia Ports Authority, 4.00%, 7/1/47	1,300	1,225,626
Houston, TX, Airport System Revenue, (AMT), 5.00%, 7/1/34	4,000	4,397,859
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/27	5,235	5,366,146
(AMT), 5.00%, 5/15/36	2,940	2,983,947
Massachusetts Port Authority, (AMT), 5.00%, 7/1/30	1,500	1,586,506
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,000	1,025,197
Metropolitan Transportation Authority, NY, (LOC: Truist Bank), 2.65%, 11/1/32(3)	1,500	1,500,000
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/29	2,000	2,057,297
New York Thruway Authority, 5.00%, 1/1/34	2,130	2,431,984
Oklahoma Turnpike Authority, 4.00%, 1/1/42	1,855	1,848,442
Philadelphia, PA, Airport Revenue:
(AMT), 5.00%, 7/1/35	1,930	2,057,176
(AMT), 5.00%, 7/1/42	2,945	2,967,999
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/32	3,000	3,094,859
Port of Seattle, WA:
(AMT), 5.00%, 5/1/33	2,045	2,082,619

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Port of Seattle, WA: (continued)
(AMT), 5.00%, 5/1/37	$2,100	$ 2,127,427
(AMT), 5.00%, 4/1/40	3,900	3,901,743
Port of Tacoma, WA, (AMT), 5.00%, 12/1/35	1,000	1,009,868
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/32	2,220	2,265,720
		$ 67,008,362
Water and Sewer — 3.8%
Broomfield City and County, CO, Water Revenue, 5.00%, 12/1/42	$550	$ 604,082
Clairton Municipal Authority, PA, Sewer Revenue:
4.00%, 12/1/34	825	829,856
4.00%, 12/1/38	1,000	969,350
Great Lakes Water Authority, MI, Water Supply System Revenue, 5.00%, 7/1/32	4,000	4,479,164
King County, WA, Sewer Improvement and Refunding Revenue:
4.00%, 7/1/41	1,870	1,803,884
(SPA: U.S. Bank, N.A.), 2.60%, 1/1/65(3)	7,250	7,250,000
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
(SPA: JPMorgan Chase Bank, N.A.), 2.70%, 6/15/43(3)	5,395	5,395,000
(SPA: U.S. Bank, N.A.), 2.75%, 6/15/45(3)	2,500	2,500,000
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue, 5.00%, 7/1/28	860	861,822
San Francisco City and County Public Utilities Commission, CA, Water Revenue, 4.00%, 11/1/39	4,130	4,068,098
Washington Suburban Sanitary District, MD, 4.00%, 6/1/40	3,050	3,050,538
Woodruff-Roebuck Water District, SC, 5.00%, 6/1/34	25	28,253
		$ 31,840,047
Total Tax-Exempt Municipal Obligations (identified cost $752,249,810)		$752,134,709

Taxable Municipal Obligations — 7.3%
Security	Principal Amount (000's omitted)	Value
Education — 0.9%
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.43%, 6/1/27(1)	$670	$ 671,559
Security	Principal Amount (000's omitted)	Value
Education (continued)
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(1)	$500	$ 527,309
University of California, 3.73%, 7/1/41(4)	6,100	6,100,000
		$ 7,298,868
General Obligations — 0.9%
California, 7.50%, 4/1/34(6)	$2,500	$ 2,873,995
Cecil County, MD, 1.20%, 11/1/27	420	403,400
Douglas County School District No. 17, NE, 1.048%, 6/15/26	585	581,537
Livermore Valley Joint Unified School District, CA, 1.335%, 8/1/26	3,650	3,619,583
		$ 7,478,515
Hospital — 0.3%
Conway, AR, (Conway Regional Medical Center), 1.75%, 8/1/26	$250	$ 247,728
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	640	625,104
University of Wisconsin Hospitals and Clinics Authority, 1.69%, 4/1/26	1,750	1,750,000
		$ 2,622,832
Housing — 1.5%
California Municipal Finance Authority, (View at San Bruno LP), 4.50% to 7/1/27 (Put Date), 7/1/28	$5,000	$ 5,021,374
Maine Housing Authority, (SPA: TD Bank, N.A.), 3.75%, 11/15/50(4)	1,000	1,000,000
Maryland Community Development Administration, (FHLMC), (FNMA), (GNMA), (SPA: Royal Bank of Canada), 3.72%, 7/1/45(4)	1,940	1,940,000
New York Housing Finance Agency, Social Bonds, (SPA: TD Bank, N.A.), 3.75%, 11/1/55(4)	5,000	5,000,000
		$ 12,961,374
Insured - General Obligations — 0.7%
Bureau County Township High School District No. 502, IL, (BAM), 1.356%, 12/1/27	$620	$ 593,356
Cook County School District No. 169, IL, (AG), 5.10%, 12/1/35	1,070	1,066,615
New Britain, CT, (BAM), 4.382%, 3/1/32	3,500	3,495,413
Valley View School District, PA, (BAM), 2.20%, 5/15/26	455	453,797
Yonkers, NY:
(AG), 4.26%, 2/1/30	250	249,152
(AG), 4.40%, 2/1/31	225	224,147

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Yonkers, NY: (continued)
(AG), 4.62%, 2/1/32	$100	$ 99,555
		$ 6,182,035
Insured - Hospital — 0.1%
California Municipal Finance Authority, (Children's Hospital Los Angeles), (AG), 5.40%, 11/15/31	$1,250	$ 1,276,717
		$ 1,276,717
Insured - Special Tax Revenue — 0.4%
Bexar County, TX, Venue Project Revenue:
(AG), 1.272%, 8/15/26	$550	$ 544,602
(AG), 1.573%, 8/15/27	500	484,911
(AG), 1.743%, 8/15/28	750	712,497
(AG), 1.924%, 8/15/29	1,535	1,433,803
		$ 3,175,813
Insured - Transportation — 0.6%
Miami-Dade County, FL, Seaport Revenue, (AG), 1.349%, 10/1/26	$4,860	$ 4,798,522
		$ 4,798,522
Lease Revenue/Certificates of Participation — 0.6%
California State Public Works Board, 4.942%, 4/1/30	$5,140	$ 5,302,706
		$ 5,302,706
Other Revenue — 0.6%
Arizona Industrial Development Authority, (Reinvestment Fund, Inc.):
4.936%, 10/1/31	$2,500	$ 2,520,748
5.259%, 10/1/33	2,365	2,405,320
		$ 4,926,068
Senior Living/Life Care — 0.1%
Indiana Finance Authority, (BHI Senior Living), 2.52%, 11/15/26	$510	$ 498,534
		$ 498,534
Special Tax Revenue — 0.6%
Illinois, Sales Tax Revenue, 1.453%, 6/15/26	$3,000	$ 2,983,761
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 4.654%, 7/1/28	$1,640	$ 1,664,486
		$ 4,648,247
Total Taxable Municipal Obligations (identified cost $61,163,234)		$ 61,170,231

U.S. Treasury Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes, 3.375%, 2/29/28	$3,000	$ 2,976,562
Total U.S. Treasury Obligations (identified cost $2,965,781)		$ 2,976,562
Total Investments — 98.9% (identified cost $822,290,431)		$822,332,960
Other Assets, Less Liabilities — 1.1%		$ 9,078,556
Net Assets — 100.0%		$831,411,516
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $25,672,801 or 3.1% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2026.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2026.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2026.
(5)	When-issued security.
(6)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2026
Portfolio of Investments — continued

At March 31, 2026, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
California	11.3%
Others, representing less than 10% individually	86.5%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2026, 10.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 5.8% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2026
Statement of Assets and Liabilities

March 31, 2026
Assets
Investments, at value (identified cost $822,290,431)	$822,332,960
Interest and dividends receivable	8,824,760
Receivable for investments sold	4,901,478
Receivable for Fund shares sold	1,249,265
Trustees' deferred compensation plan	43,937
Total assets	$837,352,400
Liabilities
Payable for when-issued securities	$2,275,000
Payable for Fund shares redeemed	1,235,138
Distributions payable	696,425
Due to custodian	1,127,286
Payable to affiliates:
Investment adviser and administration fee	281,720
Distribution and service fees	24,520
Sub-transfer agency fee	2,043
Trustees' deferred compensation plan	43,937
Accrued expenses	254,815
Total liabilities	$5,940,884
Net Assets	$831,411,516
Sources of Net Assets
Paid-in capital	$864,070,810
Accumulated loss	(32,659,294)
Net Assets	$831,411,516
Class A Shares
Net Assets	$138,135,547
Shares Outstanding	13,919,095
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.92
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$10.25
Class C Shares
Net Assets	$8,663,943
Shares Outstanding	911,499
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.51
Class I Shares
Net Assets	$684,612,026
Shares Outstanding	68,953,114
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.93
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2026
Statement of Operations

Year Ended
March 31, 2026
Investment Income
Dividend income	$8,789
Interest income	29,366,619
Total investment income	$29,375,408
Expenses
Investment adviser and administration fee	$3,148,750
Distribution and service fees:
Class A	191,713
Class C	88,862
Trustees’ fees and expenses	47,624
Custodian fee	179,690
Transfer and dividend disbursing agent fees	230,187
Legal and accounting services	142,242
Printing and postage	8,418
Registration fees	77,406
Miscellaneous	172,890
Total expenses	$4,287,782
Net investment income	$25,087,626
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$3,142,800
Net realized gain	$3,142,800
Change in unrealized appreciation (depreciation):
Investments	$5,731,659
Net change in unrealized appreciation (depreciation)	$5,731,659
Net realized and unrealized gain	$8,874,459
Net increase in net assets from operations	$33,962,085

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2026
Statements of Changes in Net Assets

	Year Ended March 31,
	2026	2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$25,087,626	$23,352,851
Net realized gain	3,142,800	3,026,100
Net change in unrealized appreciation (depreciation)	5,731,659	(418,954)
Net increase in net assets from operations	$33,962,085	$25,959,997
Distributions to shareholders:
Class A	$(3,894,297)	$(3,614,792)
Class C	(227,356)	(278,278)
Class I	(20,766,226)	(18,819,032)
Total distributions to shareholders	$(24,887,879)	$(22,712,102)
Transactions in shares of beneficial interest:
Class A	$18,877,861	$(5,372,699)
Class C	(2,484,064)	(2,544,241)
Class I	67,063,567	16,807,383
Net increase in net assets from Fund share transactions	$83,457,364	$8,890,443
Net increase in net assets	$92,531,570	$12,138,338
Net Assets
At beginning of year	$738,879,946	$726,741,608
At end of year	$831,411,516	$738,879,946

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2026
Financial Highlights

	Class A
	Year Ended March 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$9.81	$9.76	$9.70	$9.88	$10.28
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.31	$0.28	$0.20	$0.11
Net realized and unrealized gain (loss)	0.11	0.04	0.06	(0.18)	(0.40)
Total income (loss) from operations	$0.41	$0.35	$0.34	$0.02	$(0.29)
Less Distributions
From net investment income	$(0.30)	$(0.30)	$(0.28)	$(0.20)	$(0.11)
Total distributions	$(0.30)	$(0.30)	$(0.28)	$(0.20)	$(0.11)
Net asset value — End of year	$9.92	$9.81	$9.76	$9.70	$9.88
Total Return(2)	4.25%	3.59%	3.57%	0.18%	(2.85)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$138,136	$117,899	$122,727	$154,478	$201,964
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.66%	0.67%	0.66%	0.65%	0.64%
Net expenses	0.66%	0.67%	0.66%	0.65%	0.64%
Net investment income	3.07%	3.11%	2.94%	2.01%	1.08%
Portfolio Turnover	78%	98%	70%	78%	57%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2026
Financial Highlights — continued

	Class C
	Year Ended March 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$9.39	$9.35	$9.29	$9.47	$9.85
Income (Loss) From Operations
Net investment income(1)	$0.22	$0.22	$0.20	$0.12	$0.03
Net realized and unrealized gain (loss)	0.12	0.03	0.06	(0.18)	(0.38)
Total income (loss) from operations	$0.34	$0.25	$0.26	$(0.06)	$(0.35)
Less Distributions
From net investment income	$(0.22)	$(0.21)	$(0.20)	$(0.12)	$(0.03)
Total distributions	$(0.22)	$(0.21)	$(0.20)	$(0.12)	$(0.03)
Net asset value — End of year	$9.51	$9.39	$9.35	$9.29	$9.47
Total Return(2)	3.63%	2.73%	2.82%	(0.65)%	(3.54)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$8,664	$11,029	$13,497	$20,818	$30,887
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.41%	1.42%	1.41%	1.41%	1.39%
Net expenses	1.41%	1.42%	1.41%	1.41%	1.39%
Net investment income	2.33%	2.36%	2.18%	1.24%	0.34%
Portfolio Turnover	78%	98%	70%	78%	57%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2026
Financial Highlights — continued

	Class I
	Year Ended March 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$9.81	$9.76	$9.71	$9.89	$10.29
Income (Loss) From Operations
Net investment income(1)	$0.32	$0.32	$0.30	$0.21	$0.13
Net realized and unrealized gain (loss)	0.12	0.04	0.04	(0.18)	(0.40)
Total income (loss) from operations	$0.44	$0.36	$0.34	$0.03	$(0.27)
Less Distributions
From net investment income	$(0.32)	$(0.31)	$(0.29)	$(0.21)	$(0.13)
Total distributions	$(0.32)	$(0.31)	$(0.29)	$(0.21)	$(0.13)
Net asset value — End of year	$9.93	$9.81	$9.76	$9.71	$9.89
Total Return(2)	4.51%	3.75%	3.62%	0.33%	(2.70)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$684,612	$609,952	$590,518	$707,917	$807,534
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.51%	0.52%	0.50%	0.50%	0.49%
Net expenses	0.51%	0.52%	0.50%	0.50%	0.49%
Net investment income	3.22%	3.26%	3.09%	2.16%	1.23%
Portfolio Turnover	78%	98%	70%	78%	57%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2026
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Short Duration Municipal Opportunities Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders. As of March 31, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund's financial statement presentation or disclosure.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2026
Notes to Financial Statements — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended March 31, 2026 and March 31, 2025 was as follows:
	Year Ended March 31,
	2026	2025
Tax-exempt income	$21,631,137	$20,079,008
Ordinary income	$3,256,742	$2,633,094
As of March 31, 2026, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$ 688,216
Deferred capital losses	(33,007,041)
Net unrealized appreciation	355,956
Distributions payable	(696,425)
Accumulated loss	$(32,659,294)
At March 31, 2026, the Fund, for federal income tax purposes, had deferred capital losses of $33,007,041 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2026
Notes to Financial Statements — continued

of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2026, $18,116,412 are short-term and $14,890,629 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$821,977,004
Gross unrealized appreciation	$7,814,247
Gross unrealized depreciation	(7,458,291)
Net unrealized appreciation	$355,956
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.400%
$1 billion but less than $2.5 billion	0.375%
$2.5 billion but less than $5 billion	0.360%
$5 billion and over	0.350%
For the year ended March 31, 2026, the investment adviser and administration fee amounted to $3,148,750 or 0.40% of the Fund’s average daily net assets.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended March 31, 2026, EVM earned $6,820 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $7,980 as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2026. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended March 31, 2026 in the amount of $2,962. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund's average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2026 amounted to $191,713 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended March 31, 2026, the Fund paid or accrued to EVD $74,052 for Class C shares.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2026
Notes to Financial Statements — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended March 31, 2026 amounted to $14,810 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended March 31, 2026, the Fund was informed that EVD received $416 and $567 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the year ended March 31, 2026.
	Purchases	Sales
Investments (non-U.S. Government)	$694,334,500	$606,169,728
U.S. Government and Agency Securities	2,965,781	6,498,730
	$697,300,281	$612,668,458
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended March 31, 2026		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	4,814,537	$ 47,819,113	2,875,625	$ 28,335,170
Issued to shareholders electing to receive payments of distributions in Fund shares	324,354	3,215,912	301,800	2,966,282
Redemptions	(3,240,654)	(32,157,164)	(3,733,385)	(36,674,151)
Net increase (decrease)	1,898,237	$ 18,877,861	(555,960)	$ (5,372,699)
Class C
Sales	210,472	$ 1,991,377	302,690	$ 2,853,765
Issued to shareholders electing to receive payments of distributions in Fund shares	21,502	203,960	25,428	239,358
Redemptions	(494,447)	(4,679,401)	(598,082)	(5,637,364)
Net decrease	(262,473)	$ (2,484,064)	(269,964)	$ (2,544,241)

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2026
Notes to Financial Statements — continued

	Year Ended March 31, 2026		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount
Class I
Sales	25,755,269	$254,876,462	18,370,806	$180,633,067
Issued to shareholders electing to receive payments of distributions in Fund shares	1,284,240	12,736,819	1,157,223	11,379,271
Redemptions	(20,247,649)	(200,549,714)	(17,853,394)	(175,204,955)
Net increase	6,791,860	$ 67,063,567	1,674,635	$ 16,807,383
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended March 31, 2026.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 5,639,862	$ —	$ 5,639,862
Tax-Exempt Mortgage-Backed Securities	—	411,596	—	411,596
Tax-Exempt Municipal Obligations	—	752,134,709	—	752,134,709
Taxable Municipal Obligations	—	61,170,231	—	61,170,231
U.S. Treasury Obligations	—	2,976,562	—	2,976,562
Total Investments	$ —	$822,332,960	$ —	$822,332,960

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2026
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance Short Duration Municipal Opportunities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Short Duration Municipal Opportunities Fund (the “Fund”), one of the funds constituting Eaton Vance Investment Trust, including the portfolio of investments, as of March 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
May 21, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2026
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2027 will show the tax status of all distributions paid to your account in calendar year 2026. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended March 31, 2026, the Fund designates 86.91% of distributions from net investment income as an exempt-interest dividend.

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EXMAX-NCSR    3.31.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: May 26, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: May 26, 2026